UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2011 (unaudited)

Financial Services Series	Shares	Value

COMMON STOCKS - 98.2%
Financials - 73.5%
Capital Markets - 17.3%
The Bank of New York Mellon Corp.[1]	301,950	$5,613,251
The Charles Schwab Corp.	413,140	4,656,088
Evercore Partners, Inc. - Class A	56,000	1,276,800
GAM Holding AG (Switzerland)[2]	247,110	3,092,982
Greenhill & Co., Inc.	38,000	1,086,420
Lazard Ltd. - Class A (Bermuda)	53,000	1,118,300
State Street Corp.	156,000	5,016,960

		21,860,801

Commercial Banks - 23.2%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	241,000	1,959,330
Banco Santander S.A. - ADR (Spain)	385,000	3,095,400
CIT Group, Inc.*	73,000	2,217,010
First Commonwealth Financial Corp.	921,400	3,409,180
HSBC Holdings plc - ADR (United Kingdom)	121,540	4,623,382
ICICI Bank Ltd. - ADR (India)	65,260	2,265,827
Standard Chartered plc (United Kingdom)[2]	116,000	2,314,322
U.S. Bancorp	231,670	5,453,512
Wells Fargo & Co.	163,740	3,949,409

		29,287,372

Consumer Finance - 5.2%
American Express Co.	57,780	2,594,322
Discover Financial Services	173,980	3,991,101

		6,585,423

Diversified Financial Services - 16.7%
Bank of America Corp.	355,000	2,172,600
CME Group, Inc.	21,700	5,346,880
Deutsche Boerse AG (Germany)*[2]	44,000	2,225,318
JPMorgan Chase & Co.	161,000	4,849,320
JSE Ltd. (South Africa)[2]	427,000	3,390,998
Moody’s Corp.	102,000	3,105,900

		21,091,016

Insurance - 11.1%
The Allstate Corp.	160,600	3,804,614
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	244,000	2,245,020
Mapfre S.A. (Spain)[2]	1,305,660	4,031,633
Zurich Financial Services AG (Switzerland)[2]	18,700	3,895,293

		13,976,560

Total Financials		92,801,172

1

Investment Portfolio - September 30, 2011 (unaudited)

Financial Services Series	Shares	Value

COMMON STOCKS (continued)
Industrials - 2.9%
Commercial Services & Supplies - 2.9%
Edenred (France)[2]	155,000	$3,692,525

Information Technology - 21.8%
IT Services - 21.8%
Alliance Data Systems Corp.*	29,500	2,734,650
Cielo S.A. (Brazil)	105,000	2,311,927
Euronet Worldwide, Inc.*	192,282	3,026,519
MasterCard, Inc. - Class A	20,000	6,343,200
Redecard S.A. (Brazil)	181,000	2,436,437
Visa, Inc. - Class A	69,000	5,914,680
The Western Union Co.	305,000	4,663,450

Total Information Technology		27,430,863

TOTAL COMMON STOCKS
(Identified Cost $148,340,823)		123,924,560

SHORT-TERM INVESTMENTS - 4.0%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.05%
(Identified Cost $5,097,683)	5,097,683	5,097,683

TOTAL INVESTMENTS - 102.2%
(Identified Cost $153,438,506)		129,022,243
LIABILITIES, LESS OTHER ASSETS - (2.2%)		(2,810,200)

NET ASSETS - 100%		$126,212,043

ADR - American Depository Receipt

*Non-income producing security

1 The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.

2 Values were adjusted following the close of local trading using a factor from a third party vendor.

3 Rate shown is the current yield as of September 30, 2011.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$153,438,506
Unrealized appreciation	$3,665,597
Unrealized depreciation	(28,081,860)

Net unrealized depreciation	$(24,416,263)

2

Investment Portfolio - September 30, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

	$ 106,379,172	$ 106,379,172	$ 106,379,172	$ 106,379,172
Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Financials	$92,801,172	$73,850,626	$18,950,546	$—
Industrials	3,692,525	—	3,692,525	—
Information Technology	27,430,863	27,430,863	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	5,097,683	5,097,683	—	—
Other financial instruments**	—	—	—	—

Total assets	129,022,243	106,379,172	22,643,071	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$129,022,243	$106,379,172	$22,643,071	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, for-wards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and

3

Investment Portfolio - September 30, 2011 (unaudited)

interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2011 (unaudited)

Life Sciences Series	Shares	Value

COMMON STOCKS - 96.7%
Health Care - 89.4%
Biotechnology - 14.7%
BioMarin Pharmaceutical, Inc.*	182,190	$5,806,395
Dendreon Corp.*	506,000	4,554,000
Exact Sciences Corp.*	717,752	4,758,696
Momenta Pharmaceuticals, Inc.*	312,230	3,590,645
Myriad Genetics, Inc.*	531,000	9,950,940

		28,660,676

Health Care Equipment & Supplies - 36.2%
Abaxis, Inc.*	232,500	5,326,575
Alere, Inc.*[1,2]	122,000	2,397,300
Alere, Inc.*	77,190	1,516,784
BioMerieux (France)[3]	97,796	8,522,154
DexCom, Inc.*	667,310	8,007,720
Endologix, Inc.*	716,800	7,196,672
HeartWare International, Inc.*	61,200	3,941,892
Insulet Corp.*	633,970	9,674,382
Quidel Corp.*	550,000	9,003,500
ResMed, Inc.*	172,000	4,951,880
Sirona Dental Systems, Inc.*	128,100	5,432,721
Thoratec Corp.*	148,000	4,830,720

		70,802,300

Health Care Providers & Services - 4.8%
China Cord Blood Corp. (Hong Kong)*	894,000	2,690,940
Sonic Healthcare Ltd. (Australia)[3]	614,000	6,711,149

		9,402,089

Health Care Technology - 4.9%
Cerner Corp.*	84,050	5,759,106
Computer Programs & Systems, Inc.	58,000	3,836,700

		9,595,806

Life Sciences Tools & Services - 12.4%
Luminex Corp.*	284,000	6,296,280
Oxford Nanopore Technologies Ltd. (United Kingdom)*[4,5]	40,905	5,829,540
QIAGEN N.V. (Netherlands)*	273,000	3,775,590
Sequenom, Inc.*	685,000	3,486,650
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	423,880	4,933,963

		24,322,023

Pharmaceuticals - 16.4%
Allergan, Inc.	62,000	5,107,560
Green Cross Corp. (South Korea)[3]	31,500	4,485,418
Optimer Pharmaceuticals, Inc.*	546,000	7,556,640

1

Investment Portfolio - September 30, 2011 (unaudited)

Life Sciences Series	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Strides Arcolab Ltd. (India)[3]	715,750	$5,138,741
UCB S.A. (Belgium)[3]	228,939	9,756,637

		32,044,996

Total Health Care		174,827,890

Industrials - 7.3%
Professional Services - 4.8%
The Advisory Board Co.*	145,360	9,380,081

Research & Consulting Services - 2.5%
Qualicorp S.A. (Brazil)*	665,000	4,962,080

Total Industrials		14,342,161

TOTAL COMMON STOCKS (Identified Cost $190,910,734)		189,170,051

SHORT-TERM INVESTMENTS - 3.4%
Dreyfus Cash Management, Inc. - Institutional Shares[6] , 0.05%,
(Identified Cost $6,664,255)	6,664,255	6,664,255

TOTAL INVESTMENTS - 100.1%
(Identified Cost $197,574,989)		195,834,306
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(165,491)

NET ASSETS - 100%		$195,668,815

ADR - American Depository Receipt

*Non-income producing security

1Restricted security - Investment in security that is restricted as to public resale under the Securities Act of 1933, as amended. This security amounts to $2,397,300, or 1.2% of the Series’ net assets as of September 30, 2011.

2This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.

3Values were adjusted following the close of local trading using a factor from a third party vendor.

4This security was acquired on April 26, 2011 at a cost of $6,149,543 ($150.34 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

5Security has been valued at fair value.

6Rate shown is the current yield as of September 30, 2011.

 Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$197,574,989
Unrealized appreciation	$18,130,354
Unrealized depreciation	(19,871,037)

Net unrealized depreciation	$(1,740,683)

2

Investment Portfolio - September 30, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Health Care	$174,827,890	$134,384,251	$34,614,099	$5,829,540
Industrials	14,342,161	14,342,161	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	6,664,255	6,664,255	—	—
Other financial instruments**	—	—	—	—

Total assets	195,834,306	155,390,667	34,614,099	5,829,540

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$195,834,306	$155,390,667	$34,614,099	$5,829,540

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Equity Securities	Preferred Securities
Balance as of December 31, 2010 (market value)	$—	$—
Net realized gain (loss)	(95,897)	(2,312,500)
Change in unrealized appreciation (depreciation)***	(224,106)	2,312,500
Purchases	6,149,543	—
Sales	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of September 30, 2011 (market value)	$5,829,540	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

3

Investment Portfolio - September 30, 2011 (unaudited)

**Other financial instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

***The change in unrealized appreciation (depreciation) on securities still held at September 30, 2011 was ($320,003).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 20.6%
Automobiles - 0.8%
Tesla Motors, Inc.*	52,100	$1,270,719

Distributors - 0.9%
Inchcape plc (United Kingdom)[1]	327,441	1,414,313

Diversified Consumer Services - 3.1%
Capella Education Co.*	48,560	1,378,133
Grand Canyon Education, Inc.*	150,120	2,424,438
Strayer Education, Inc.	16,890	1,294,956

		5,097,527

Household Durables - 1.2%
Lennar Corp. - Class A	89,340	1,209,664
SodaStream International Ltd. (Israel)*	20,830	688,431

		1,898,095

Internet & Catalog Retail - 1.3%
Blue Nile, Inc.*	24,890	878,119
Ocado Group plc (United Kingdom)*[1]	810,300	1,189,922

		2,068,041

Media - 5.1%
AMC Networks, Inc. - Class A*	127,420	4,071,069
Imax Corp. (Canada)*	170,490	2,468,695
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	601,410	1,822,424

		8,362,188

Specialty Retail - 8.2%
Chico’s FAS, Inc.	247,100	2,824,353
Dick’s Sporting Goods, Inc.*	75,110	2,513,181
The Finish Line, Inc. - Class A	60,150	1,202,399
Group 1 Automotive, Inc.	56,040	1,992,222
Penske Automotive Group, Inc.	111,000	1,776,000
Select Comfort Corp.*	90,882	1,269,622
Sonic Automotive, Inc. - Class A	163,780	1,767,186

		13,344,963

Total Consumer Discretionary		33,455,846

Consumer Staples - 6.7%
Beverages - 3.0%
Boston Beer Co., Inc. - Class A*	26,830	1,950,541
C&C Group plc (Ireland)[1]	497,040	1,877,241
Central European Distribution Corp.*	145,240	1,018,132

		4,845,914

1

Investment Portfolio - September 30, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Consumer Staples (continued)
Food & Staples Retailing - 1.8%
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	308,720	$1,229,238
SUPERVALU, Inc.	251,100	1,672,326

		2,901,564

Food Products - 1.9%
Flowers Foods, Inc.	107,145	2,085,042
Tootsie Roll Industries, Inc.	44,254	1,067,406

		3,152,448

Total Consumer Staples		10,899,926

Energy - 5.3%
Energy Equipment & Services - 4.8%
Calfrac Well Services Ltd. (Canada)	60,840	1,421,864
Global Geophysical Services, Inc.*	153,680	1,224,830
ION Geophysical Corp.*	249,310	1,179,236
Key Energy Services, Inc.*	63,500	602,615
Petroleum Geo-Services ASA (Norway)*[1]	144,580	1,453,558
Trican Well Service Ltd. (Canada)	131,340	1,862,499

		7,744,602

Oil, Gas & Consumable Fuels - 0.5%
Paladin Energy Ltd. (Australia)*	793,210	900,773

Total Energy		8,645,375

Financials - 8.9%
Commercial Banks - 0.8%
First Commonwealth Financial Corp.	379,060	1,402,522

Diversified Financial Services - 0.9%
JSE Ltd. (South Africa)[1]	181,330	1,440,023

Insurance - 0.9%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	162,850	1,498,367

Real Estate Investment Trusts (REITS) - 6.3%
American Campus Communities, Inc.	32,600	1,213,046
BioMed Realty Trust, Inc.	57,890	959,237
Corporate Office Properties Trust	65,500	1,426,590
DiamondRock Hospitality Co.	152,090	1,063,109
DuPont Fabros Technology, Inc.	65,620	1,292,058
Education Realty Trust, Inc.	140,020	1,202,772
Home Properties, Inc.	23,200	1,316,832
Pebblebrook Hotel Trust	111,580	1,746,227

		10,219,871

Total Financials		14,560,783

2

Investment Portfolio - September 30, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Health Care - 13.5%
Biotechnology - 1.0%
Myriad Genetics, Inc.*	88,400	$1,656,616

Health Care Equipment & Supplies - 8.5%
Abaxis, Inc.*	72,450	1,659,829
Alere, Inc.*	41,876	822,863
DexCom, Inc.*	79,760	957,120
Endologix, Inc.*	193,790	1,945,652
HeartWare International, Inc.*	28,550	1,838,906
Insulet Corp.*	146,910	2,241,847
Quidel Corp.*	152,500	2,496,425
Thoratec Corp.*	55,380	1,807,603

		13,770,245

Life Sciences Tools & Services - 2.4%
Sequenom, Inc.*	293,860	1,495,747
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	209,520	2,438,813

		3,934,560

Pharmaceuticals - 1.6%
Green Cross Corp. (South Korea)[1]	18,180	2,588,727

Total Health Care		21,950,148

Industrials - 21.2%
Airlines - 3.8%
Copa Holdings S.A. - Class A (Panama)	49,220	3,015,709
US Airways Group, Inc.*	580,340	3,191,870

		6,207,579

Commercial Services & Supplies - 0.9%
Interface, Inc. - Class A	61,360	727,730
Tomra Systems ASA (Norway)[1]	111,970	720,534

		1,448,264

Construction & Engineering - 0.7%
MYR Group, Inc.*	66,440	1,172,002

Electrical Equipment - 0.5%
Acuity Brands, Inc.	22,580	813,783

Machinery - 7.5%
Astec Industries, Inc.*	47,370	1,386,994
Graham Corp.	81,910	1,362,982
Titan International, Inc.	107,480	1,612,200
Wabash National Corp.*	447,610	2,135,100
Westport Innovations, Inc. (Canada)*	194,610	5,630,067

		12,127,343

3

Investment Portfolio - September 30, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Industrials (continued)
Marine - 1.6%
Baltic Trading Ltd.	138,290	$643,049
D/S Norden (Denmark)[1]	44,790	1,232,812
Sinotrans Shipping Ltd. (Hong Kong)[1]	3,457,000	762,507

		2,638,368

Professional Services - 1.1%
The Advisory Board Co.*	27,990	1,806,195

Road & Rail - 5.1%
Heartland Express, Inc.	133,310	1,807,684
Knight Transportation, Inc.	114,840	1,528,520
RailAmerica, Inc.*	373,540	4,867,226

		8,203,430

Total Industrials		34,416,964

Information Technology - 13.8%
Communications Equipment - 3.0%
Infinera Corp.*	630,290	4,865,839

Computers & Peripherals - 0.6%
Immersion Corp.*	173,210	1,035,796

Internet Software & Services - 3.9%
The Active Network, Inc.*	49,000	722,750
comScore, Inc.*	90,970	1,534,664
LogMeIn, Inc.*	55,530	1,844,151
OpenTable, Inc.*	28,940	1,331,529
Velti plc (Ireland)*	127,830	844,956

		6,278,050

IT Services - 1.6%
Euronet Worldwide, Inc.*	165,490	2,604,813

Software - 4.7%
CommVault Systems, Inc.*	31,930	1,183,326
RealPage, Inc.*	42,870	876,691
SolarWinds, Inc.*	136,400	3,003,528
SuccessFactors, Inc.*	37,190	854,998
Taleo Corp. - Class A*	66,020	1,698,034

		7,616,577

Total Information Technology		22,401,075

Materials - 6.0%
Chemicals - 3.9%
Calgon Carbon Corp.*	244,600	3,563,822
Flotek Industries, Inc.*	253,510	1,183,892

4

Investment Portfolio - September 30, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
The Scotts Miracle-Gro Co. - Class A	35,400	$1,578,840

		6,326,554

Construction Materials - 1.6%
Eagle Materials, Inc.	160,990	2,680,484

Metals & Mining - 0.5%
United States Steel Corp.	36,310	799,183

Total Materials		9,806,221

Utilities - 1.0%
Independent Power Producers & Energy Traders - 1.0%
GenOn Energy, Inc.*	607,963	1,690,137

TOTAL COMMON STOCKS
(Identified Cost $180,939,063)		157,826,475

SHORT-TERM INVESTMENTS - 3.9%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.05%
(Identified Cost $6,286,496)	6,286,496	6,286,496

TOTAL INVESTMENTS - 100.9%
(Identified Cost $187,225,559)		164,112,971
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(1,458,653)

NET ASSETS - 100%		$162,654,318

ADR - American Depository Receipt

*Non-income producing security

1Values were adjusted following the close of local trading using a factor from a third party vendor.

2Rate shown is the current yield as of September 30, 2011.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$187,225,559
Unrealized appreciation	$11,172,242
Unrealized depreciation	(34,284,830)

Net unrealized depreciation	$(23,112,588)

5

Investment Portfolio - September 30, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$33,455,846	$29,029,187	$4,426,659	$—
Consumer Staples	10,899,926	7,793,447	3,106,479	—
Energy	8,645,375	7,191,817	1,453,558	—
Financials	14,560,783	13,120,760	1,440,023	—
Health Care	21,950,148	19,361,421	2,588,727	—
Industrials	34,416,964	31,701,111	2,715,853	—
Information Technology	22,401,075	22,401,075	—	—
Materials	9,806,221	9,806,221	—	—
Utilities	1,690,137	1,690,137	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	6,286,496	6,286,496	—	—
Other financial instruments**	—	—	—	—

Total assets	164,112,971	148,381,672	15,731,299	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$164,112,971	$148,381,672	$15,731,299	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

6

Investment Portfolio - September 30, 2011 (unaudited)

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2011 (unaudited)

Technology Series	Shares	Value

COMMON STOCKS - 96.4%
Consumer Discretionary - 11.7%
Automobiles - 1.1%
Tesla Motors, Inc.*	61,000	$1,487,790

Hotels, Restaurants & Leisure - 2.8%
Ctrip.com International Ltd. - ADR (China)*	117,630	3,782,981

Internet & Catalog Retail - 4.7%
Amazon.com, Inc.*	28,900	6,249,047

Media - 3.1%
Liberty Global, Inc. - Class A*	115,600	4,182,408

Total Consumer Discretionary		15,702,226

Health Care - 3.8%
Health Care Technology - 3.8%
Cerner Corp.*	73,760	5,054,035

Information Technology - 77.5%
Communications Equipment - 16.3%
Alcatel-Lucent - ADR (France)*	1,259,600	3,564,668
Cisco Systems, Inc.	290,000	4,492,100
Infinera Corp.*	879,130	6,786,884
Qualcomm, Inc.	143,810	6,993,480

		21,837,132

Computers & Peripherals - 12.3%
Apple, Inc.*	15,700	5,984,526
EMC Corp.*	318,100	6,676,919
Immersion Corp.*	630,250	3,768,895

		16,430,340

Electronic Equipment, Instruments & Components - 5.7%
Amphenol Corp. - Class A	101,230	4,127,147
Corning, Inc.	288,000	3,559,680

		7,686,827

Internet Software & Services - 15.5%
The Active Network, Inc.*	190,000	2,802,500
comScore, Inc.*	296,760	5,006,341
Google, Inc. - Class A*	12,640	6,501,763
OpenTable, Inc.*	70,000	3,220,700
Velti plc (Ireland)*	481,650	3,183,707

		20,715,011

IT Services - 9.1%
Amadeus IT Holding S.A. - Class A (Spain)[1]	176,000	2,811,908
Amdocs Ltd. (Guernsey)*	205,000	5,559,600

1

Investment Portfolio - September 30, 2011 (unaudited)

Technology Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Indra Sistemas S.A. (Spain)[1]	260,000	$3,737,904

		12,109,412

Semiconductors & Semiconductor Equipment - 2.0%
First Solar, Inc.*	42,860	2,709,181

Software - 16.6%
Autodesk, Inc.*	191,000	5,305,980
RealPage, Inc.*	177,741	3,634,803
SolarWinds, Inc.*	228,000	5,020,560
SuccessFactors, Inc.*	176,300	4,053,137
Taleo Corp. - Class A*	165,000	4,243,800

		22,258,280

Total Information Technology		103,746,183

Materials - 3.4%
Chemicals - 3.4%
Monsanto Co.	76,550	4,596,062

TOTAL COMMON STOCKS
(Identified Cost $138,158,982)		129,098,506

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.05%
(Identified Cost $5,457,904)	5,457,904	5,457,904

TOTAL INVESTMENTS - 100.5%
(Identified Cost $143,616,886)		134,556,410
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(625,921)

NET ASSETS - 100%		$133,930,489

ADR - American Depository Receipt

*Non-income producing security

1 Values were adjusted following the close of local trading using a factor from a third party vendor.

2 Rate shown is the current yield as of September 30, 2011.

2

Investment Portfolio - September 30, 2011 (unaudited)

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$143,616,886
Unrealized appreciation	$9,209,270
Unrealized depreciation	(18,269,746)

Net unrealized depreciation	$(9,060,476)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$15,702,226	$15,702,226	$—	$—
Health Care	5,054,035	5,054,035	—	—
Information Technology	103,746,183	97,196,371	6,549,812	—
Materials	4,596,062	4,596,062	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	5,457,904	5,457,904	—	—
Other financial instruments**	—	—	—	—

Total assets	134,556,410	128,006,598	6,549,812	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$134,556,410	$128,006,598	$6,549,812	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

3

Investment Portfolio - September 30, 2011 (unaudited)

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS - 86.5%

Consumer Discretionary - 12.4%
Auto Components - 1.3%
Hankook Tire Co. Ltd. (South Korea)[1]	178,870	$6,020,301

Automobiles - 1.5%
Hero Honda Motors Ltd. (India)[1]	42,450	1,680,499
Maruti Suzuki India Ltd. (India)[1]	44,940	990,339
Yamaha Motor Co. Ltd. (Japan)[1]	330,000	4,356,721

		7,027,559

Hotels, Restaurants & Leisure - 2.2%
Indian Hotels Co. Ltd. (India)[1]	5,669,000	8,223,391
Thomas Cook Group plc (United Kingdom)[1]	1,067,000	657,689
TUI Travel plc (United Kingdom)[1]	635,000	1,464,639

		10,345,719

Household Durables - 1.1%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	783,010	1,012,324
LG Electronics, Inc. (South Korea)[1]	32,640	1,863,702
PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	87,074	280,637
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	1,830,852

		4,987,515

Media - 4.5%
Mediaset Espana Comunicacion S.A. (Spain)[1]	2,208,600	12,555,178
Reed Elsevier plc - ADR (United Kingdom)	60,311	1,834,661
Societe Television Francaise 1 (France)[1]	108,530	1,349,248
Wolters Kluwer N.V. (Netherlands)[1]	114,447	1,857,310
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	945,000	2,863,589

		20,459,986

Multiline Retail - 0.9%
PPR (France)[1]	31,130	4,023,890

Specialty Retail - 0.9%
Inditex S.A. (Spain)[1]	23,000	1,963,396
Komeri Co. Ltd. (Japan)[1]	67,000	2,196,175

		4,159,571

Total Consumer Discretionary		57,024,541

Consumer Staples - 15.5%
Beverages - 2.5%
Diageo plc (United Kingdom)[1]	322,810	6,154,920
Kirin Holdings Co. Ltd. (Japan)[1]	215,000	2,812,213
United Spirits Ltd. (India)[1]	155,400	2,508,126

		11,475,259

1

Investment Portfolio - September 30, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing - 3.6%
Carrefour S.A. (France)[1]	165,082	$3,759,236
Casino Guichard-Perrachon S.A. (France)[1]	34,170	2,667,149
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	165,082	657,311
President Chain Store Corp. (Taiwan)[1]	352,320	1,984,220
Tesco plc (United Kingdom)[1]	1,217,410	7,131,099

		16,199,015

Food Products - 6.9%
Barry Callebaut AG (Switzerland)[1]	4,400	3,704,481
Danone S.A. (France)[1]	107,012	6,578,362
Nestle S.A. (Switzerland)[1]	105,220	5,792,645
Suedzucker AG (Germany)[1]	90,690	2,576,602
Unilever plc - ADR (United Kingdom)	420,230	13,106,974

		31,759,064

Household Products - 2.2%
Hindustan Unilever Ltd. (India)[1]	250,540	1,738,666
Reckitt Benckiser Group plc (United Kingdom)[1]	164,270	8,323,270

		10,061,936

Personal Products - 0.3%
Kao Corp. (Japan)[1]	47,000	1,309,154

Total Consumer Staples		70,804,428

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Repsol YPF S.A. (Spain)[1]	56,900	1,502,087
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	2,751,486
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	5,446,749
Total S.A. (France)[1]	56,580	2,496,270

Total Energy		12,196,592

Financials - 9.2%
Capital Markets - 0.4%
Daiwa Securities Group, Inc. (Japan)[1]	98,000	365,957
Nomura Holdings, Inc. (Japan)[1]	78,900	287,741
OSK Holdings Berhad (Malaysia)[1]	2,089,500	1,012,993

		1,666,691

Commercial Banks - 3.0%
BNP Paribas S.A. (France)[1]	115,830	4,566,310
Credit Agricole S.A. (France)[1]	583,090	4,010,089
Hong Leong Financial Group Berhad (Malaysia)[1]	816,800	2,768,620

2

Investment Portfolio - September 30, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Societe Generale S.A. (France)[1]	96,410	$2,523,793

		13,868,812

Diversified Financial Services - 0.1%
ING Groep N.V. (Netherlands)*[1]	65,395	461,286

Insurance - 3.8%
Allianz SE (Germany)[1]	40,870	3,830,704
AXA S.A. (France)[1]	56,372	733,391
Mapfre S.A. (Spain)[1]	1,877,000	5,795,824
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	40,610	5,043,618
Zurich Financial Services AG (Switzerland)[1]	10,500	2,187,197

		17,590,734

Real Estate Investment Trusts (REITS) - 1.5%
Alstria Office REIT AG (Germany)[1]	595,480	6,987,056

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG (Germany)*[1]	115,790	1,790,187

Total Financials		42,364,766

Health Care - 11.6%
Health Care Equipment & Supplies - 0.9%
Straumann Holding AG (Switzerland)[1]	25,776	4,033,283

Health Care Providers & Services - 2.6%
Amil Participacoes S.A. (Brazil)	350,000	3,099,322
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	25,000	1,688,250
Odontoprev S.A. (Brazil)	492,000	7,211,552

		11,999,124

Pharmaceuticals - 8.1%
AstraZeneca plc (United Kingdom)[1]	27,960	1,240,855
AstraZeneca plc - ADR (United Kingdom)	229,150	10,165,094
Bayer AG (Germany)[1]	100,000	5,518,370
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,569,470
Novartis AG - ADR (Switzerland)	49,000	2,732,730
Novo Nordisk A/S - Class B (Denmark)[1]	45,000	4,488,039
Sanofi (France)[1]	26,423	1,738,016
Shire plc (Ireland)[1]	195,160	6,086,007
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	34,900	1,655,246

		37,193,827

Total Health Care		53,226,234

3

Investment Portfolio - September 30, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Industrials - 13.2%
Airlines - 0.6%
Deutsche Lufthansa AG (Germany)[1]	206,580	$2,678,154

Commercial Services & Supplies - 1.3%
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	1,392,028
Tomra Systems ASA (Norway)[1]	689,080	4,434,274

		5,826,302

Construction & Engineering - 0.5%
Larsen & Toubro Ltd. (India)[1]	85,270	2,350,050

Electrical Equipment - 2.7%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	138,000	2,357,040
Alstom S.A. (France)[1]	97,560	3,213,472
Bharat Heavy Electricals Ltd. (India)[1]	30,080	1,003,030
Schneider Electric S.A. (France)[1]	66,000	3,532,017
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	2,182,762

		12,288,321

Industrial Conglomerates - 2.9%
Siemens AG (Germany)[1]	150,600	13,549,508

Machinery - 2.2%
FANUC Corp. (Japan)[1]	55,000	7,576,025
Jain Irrigation Systems Ltd. (India)[1]	897,440	2,779,425

		10,355,450

Research & Consulting Services - 0.9%
Qualicorp S.A. (Brazil)*	529,000	3,947,278

Road & Rail - 1.3%
All America Latina Logistica S.A. (Brazil)	1,343,000	6,035,554

Transportation Infrastructure - 0.8%
Malaysia Airports Holdings Berhad (Malaysia)[1]	2,148,700	3,548,207

Total Industrials		60,578,824

Information Technology - 6.0%
Communications Equipment - 0.9%
Alcatel-Lucent - ADR (France)*	1,200,000	3,396,000
D-Link Corp. (Taiwan)[1]	1,120,606	818,303

		4,214,303

Electronic Equipment, Instruments & Components - 2.8%
Hitachi Ltd. (Japan)[1]	1,531,000	7,599,985
Keyence Corp. (Japan)[1]	15,645	4,281,320
Yageo Corp. (Taiwan)[1]	2,931,000	814,383

		12,695,688

4

Investment Portfolio - September 30, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 0.4%
Cap Gemini S.A. (France)[1]	56,320	$1,872,553

Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	275,315	3,146,850

Software - 1.2%
SAP AG (Germany)[1]	109,970	5,595,508

Total Information Technology		27,524,902

Materials - 4.9%
Chemicals - 4.5%
Arkema S.A. (France)[1]	1,229	71,170
BASF SE (Germany)[1]	212,000	12,924,639
Linde AG (Germany)[1]	56,000	7,493,535

		20,489,344

Construction Materials - 0.4%
Taiwan Cement Corp. (Taiwan)[1]	1,899,827	2,015,350

Total Materials		22,504,694

Telecommunication Services - 8.6%
Diversified Telecommunication Services - 6.5%
France Telecom S.A. (France)[1]	155,920	2,551,912
France Telecom S.A. - ADR (France)	38,800	635,156
Swisscom AG - ADR (Switzerland)[2]	106,400	4,314,520
Telefonica S.A. - ADR (Spain)	707,000	13,517,840
Telenor ASA - ADR (Norway)[2]	184,380	8,564,451

		29,583,879

Wireless Telecommunication Services - 2.1%
DiGi.com Berhad (Malaysia)[1]	284,200	2,698,810
SK Telecom Co. Ltd. - ADR (South Korea)	489,190	6,882,903

		9,581,713

Total Telecommunication Services		39,165,592

Utilities - 2.4%
Electric Utilities - 0.8%
E.ON AG (Germany)[1]	164,441	3,567,711

Multi-Utilities - 1.0%
GDF Suez (France)[1]	51,850	1,540,546
National Grid plc (United Kingdom)[1]	286,530	2,840,098

		4,380,644

5

Investment Portfolio - September 30, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.6%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	$2,851,600

Total Utilities		10,799,955

TOTAL COMMON STOCKS
(Identified Cost $438,131,568)		396,190,528

SHORT-TERM INVESTMENTS - 12.5%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.05%,
(Identified Cost $57,187,440)	57,187,440	57,187,440

TOTAL INVESTMENTS - 99.0%
(Identified Cost $495,319,008)		453,377,968
OTHER ASSETS, LESS LIABILITIES - 1.0%		4,783,152

NET ASSETS - 100%		$458,161,120

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT SEPTEMBER 30, 2011[4] :
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
10/12/2011	JPY 1,290,630,000	$16,720,171	$16,735,990	$(15,819)

ADR - American Depository Receipt

JPY - Japanese Yen

*Non-income producing security

1Values were adjusted following the close of local trading using a factor from a third party vendor.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of September 30, 2011.

4The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany 16.0%; United Kingdom 12.3%; France 11.2%.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$495,319,008
Unrealized appreciation	$36,791,275
Unrealized depreciation	(78,732,315)

Net unrealized depreciation	$(41,941,040)

6

Investment Portfolio - September 30, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$57,024,541	$4,958,474	$52,066,067	$—
Consumer Staples	70,804,428	13,106,974	57,697,454	—
Energy	12,196,592	5,446,749	6,749,843	—
Financials	42,364,766	—	42,364,766	—
Health Care	53,226,234	24,896,948	28,329,286	—
Industrials	60,578,824	12,339,872	48,238,952	—
Information Technology	27,524,902	6,542,850	20,982,052	—
Materials	22,504,694	—	22,504,694	—
Telecommunication Services	39,165,592	21,035,899	18,129,693	—
Utilities	10,799,955	2,851,600	7,948,355	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	57,187,440	57,187,440	—	—
Other financial instruments**	—	—	—	—

Total assets	453,377,968	148,366,806	305,011,162	—

Liabilities:
Other financial instruments**	(15,819)	—	(15,819)	—

Total liabilities	(15,819)	—	(15,819)	—

Total	$453,362,149	$148,366,806	$304,995,343	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Equity Securities
Balance as of December 31, 2010 (market value)	$36,734
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation (depreciation)	(36,734)
Purchases	—
Sales	—
Transfer In	—
Transfer Out	—

Balance as of September 30, 2011 (market value)	$—

7

Investment Portfolio - September 30, 2011 (unaudited)

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the above table.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - September 30, 2011 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS - 95.0%

Consumer Discretionary - 15.8%
Automobiles - 2.4%
Suzuki Motor Corp. (Japan)[1]	3,878,800	$85,500,171
Toyota Motor Corp. (Japan)[1]	2,197,100	75,314,800

		160,814,971

Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes S.A. (Brazil)	2,333,190	27,858,059

Hotels, Restaurants & Leisure - 2.1%
Accor S.A. (France)[1]	3,563,690	94,894,073
Ctrip.com International Ltd. - ADR (China)*	1,510,370	48,573,499

		143,467,572

Internet & Catalog Retail - 0.2%
Ocado Group plc (United Kingdom)*[1]	11,196,880	16,442,571

Media - 8.2%
Grupo Televisa S.A. - ADR (Mexico)	8,076,440	148,525,732
Imax Corp. (Canada)*	2,756,220	39,910,066
Liberty Global, Inc. - Class A (United States)*	2,087,250	75,516,705
Mediaset S.p.A. (Italy)[1]	10,982,350	34,589,908
Reed Elsevier plc (United Kingdom)[1]	4,837,440	37,035,639
Societe Television Francaise 1 (France)[1,2]	10,709,300	133,138,360
Virgin Media, Inc. (United Kingdom)	3,620,170	88,151,139

		556,867,549

Multiline Retail - 1.4%
Marks & Spencer Group plc (United Kingdom)[1]	19,485,500	94,885,968

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)[1]	1,167,730	71,063,145

Total Consumer Discretionary		1,071,399,835

Consumer Staples - 21.6%
Beverages - 3.0%
Anheuser-Busch InBev N.V. (Belgium)[1]	2,335,100	123,944,784
Heineken N.V. (Netherlands)[1]	1,811,710	81,409,351

		205,354,135

Food & Staples Retailing - 7.3%
Carrefour S.A. (France)[1]	5,803,630	132,159,854
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	4,214,880	16,782,497
Koninklijke Ahold N.V. (Netherlands)[1]	11,876,900	139,674,069
Tesco plc (United Kingdom)[1]	35,723,160	209,251,922

		497,868,342

Food Products - 8.0%
Danone S.A. (France)[1]	3,028,660	186,181,206

1

Investment Portfolio - September 30, 2011 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)[1]	2,843,540	$156,544,563
Unilever plc - ADR (United Kingdom)	6,370,430	198,693,712

		541,419,481

Household Products - 1.2%
Reckitt Benckiser Group plc (United Kingdom)[1]	1,606,350	81,390,905

Personal Products - 2.1%
Beiersdorf AG (Germany)[1]	1,435,880	76,833,015
Natura Cosmeticos S.A. (Brazil)	3,858,550	65,668,714

		142,501,729

Total Consumer Staples		1,468,534,592

Energy - 8.1%
Energy Equipment & Services - 5.0%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	4,377,680	77,106,140
Petroleum Geo-Services ASA (Norway)*[1]	3,382,860	34,010,121
Schlumberger Ltd. (United States)	2,895,900	172,972,107
Trican Well Service Ltd. (Canada)	3,781,480	53,624,194

		337,712,562

Oil, Gas & Consumable Fuels - 3.1%
Cameco Corp. (Canada)	5,089,980	93,248,434
Talisman Energy, Inc. (Canada)	9,680,440	118,984,700

		212,233,134

Total Energy		549,945,696

Financials - 6.2%
Commercial Banks - 3.0%
Banco Santander S.A. (Spain)[1]	12,440,900	101,715,212
HSBC Holdings plc (United Kingdom)[1]	13,216,650	101,230,681

		202,945,893

Diversified Financial Services - 2.1%
Deutsche Boerse AG (Germany)*[1]	2,854,740	144,379,677

Insurance - 1.1%
Mapfre S.A. (Spain)[1]	24,455,430	75,513,778

Total Financials		422,839,348

Health Care - 12.3%
Health Care Equipment & Supplies - 3.7%
Cochlear Ltd. (Australia)[1]	450,378	19,965,064
Getinge AB - Class B (Sweden)[1]	2,423,190	52,877,537
Mindray Medical International Ltd. - ADR (China)[2]	5,712,939	134,882,490

2

Investment Portfolio - September 30, 2011 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Straumann Holding AG (Switzerland)[1]	310,132	$48,527,701

		256,252,792

Health Care Providers & Services - 3.5%
BML, Inc. (Japan)[1]	554,500	14,293,507
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	31,212,100	38,732,960
Sonic Healthcare Ltd. (Australia)[1]	16,855,210	184,230,999

		237,257,466

Life Sciences Tools & Services - 5.1%
Lonza Group AG (Switzerland)[1,2]	4,181,250	251,937,768
QIAGEN N.V. (Netherlands)*[1]	5,080,750	70,566,159
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	1,919,730	22,345,657

		344,849,584

Total Health Care		838,359,842

Industrials - 11.6%
Aerospace & Defense - 1.1%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	2,687,700	75,548,027

Air Freight & Logistics - 1.5%
PostNL N.V. (Netherlands)[1]	9,087,160	39,748,902
TNT Express N.V. (Netherlands)[1]	9,087,160	63,538,656

		103,287,558

Airlines - 3.2%
Ryanair Holdings plc - ADR (Ireland)*	8,439,660	217,321,245

Commercial Services & Supplies - 0.5%
Edenred (France)*[1]	1,500,730	35,751,502

Electrical Equipment - 1.1%
Nexans S.A. (France)[1]	476,700	27,585,459
Prysmian S.p.A. (Italy)[1]	3,409,300	44,789,143

		72,374,602

Machinery - 0.7%
Westport Innovations, Inc. (Canada)*	1,738,780	50,302,905

Marine - 0.5%
D/S Norden (Denmark)[1]	393,050	10,818,411
Diana Shipping, Inc. (Greece)*	1,292,810	9,592,650
Pacific Basin Shipping Ltd. (Bermuda)[1]	27,962,190	10,801,986

		31,213,047

Professional Services - 1.7%
Adecco S.A. (Switzerland)[1]	1,426,310	56,217,338

3

Investment Portfolio - September 30, 2011 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Randstad Holding N.V. (Netherlands)[1]	1,883,150	$60,035,988

		116,253,326

Road & Rail - 1.3%
All America Latina Logistica S.A. (Brazil)	18,920,970	85,032,414

Total Industrials		787,084,626

Information Technology - 11.5%
Communications Equipment - 1.4%
Alcatel-Lucent - ADR (France)*	34,560,340	97,805,762

Internet Software & Services - 1.0%
Tencent Holdings Ltd. (China)[1]	3,204,600	66,470,164

IT Services - 6.6%
Amadeus IT Holding S.A. - Class A (Spain)[1]	3,017,690	48,212,883
Amdocs Ltd. (Guernsey)*	8,693,350	235,763,652
Cielo S.A. (Brazil)	3,141,392	69,168,264
Indra Sistemas S.A. (Spain)[1]	2,342,540	33,677,654
Redecard S.A. (Brazil)	4,423,940	59,550,550

		446,373,003

Semiconductors & Semiconductor Equipment - 2.5%
Advantest Corp. (Japan)[1]	3,572,100	38,504,378
Sumco Corp. (Japan)[1]	5,611,020	52,398,699
Tokyo Electron Ltd. (Japan)[1]	1,723,600	78,182,136

		169,085,213

Total Information Technology		779,734,142

Materials - 6.3%
Chemicals - 3.7%
Johnson Matthey plc (United Kingdom)[1]	4,508,730	110,592,864
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	790,900	38,796,512
Syngenta AG (Switzerland)[1]	393,410	102,234,685

		251,624,061

Construction Materials - 2.6%
CRH plc (Ireland)[1]	6,841,010	106,387,425
Holcim Ltd. (Switzerland)[1]	1,371,750	72,795,814

		179,183,239

Total Materials		430,807,300

4

Investment Portfolio - September 30, 2011 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Telenor ASA (Norway)[1]	7,021,570	$108,295,200

TOTAL COMMON STOCKS
(Identified Cost $7,926,140,712)		6,457,000,581

PREFERRED STOCKS - 1.0%

Consumer Staples - 1.0%
Household Products - 1.0%
Henkel AG & Co. KGaA (Germany)[1] (Identified Cost $51,452,504)	1,284,670	68,308,472

SHORT-TERM INVESTMENTS - 4.6%

Dreyfus Cash Management, Inc. - Institutional Shares, 0.05%[3] (Identified Cost $314,051,801)	314,051,801	314,051,801

TOTAL INVESTMENTS - 100.6% (Identified Cost $8,291,645,017)		6,839,360,854
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(43,964,412)

NET ASSETS - 100%		$6,795,396,442

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Affiliated company as defined by the Investment Company Act of 1940.
[3]	Rate shown is the current yield as of September 30, 2011.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom 13.8.%; France 11.5%; Switzerland 10.1%.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$8,328,986,711
Unrealized appreciation	$128,273,834
Unrealized depreciation	(1,617,899,691)

Net unrealized depreciation	$(1,489,625,857)

5

Investment Portfolio - September 30, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$1,071,399,835	$428,535,200	$642,864,635	$—
Consumer Staples	1,468,534,592	264,362,426	1,204,172,166	—
Energy	549,945,696	438,829,435	111,116,261	—
Financials	422,839,348	—	422,839,348	—
Health Care	838,359,842	157,228,147	681,131,695	—
Industrials	787,084,626	362,249,214	424,835,412	—
Information Technology	779,734,142	462,288,228	317,445,914	—
Materials	430,807,300	—	430,807,300	—
Telecommunication Services	108,295,200	—	108,295,200	—
Preferred securities:
Consumer Staples	68,308,472	—	68,308,472	—
Debt securities	—	—	—	—
Mutual funds	314,051,801	314,051,801	—	—
Other financial instruments**	—	—	—	—

Total assets	6,839,360,854	2,427,544,451	4,411,816,403	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$6,839,360,854	$2,427,544,451	$4,411,816,403	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

6

Investment Portfolio - September 30, 2011 (unaudited)

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS - 92.5%
Albany County, Public Impt., G.O. Bond	4.000%	6/1/2026	Aa3	$500,000	$518,355
Amherst Central School District, G.O. Bond	2.000%	8/1/2014	Aa3	500,000	517,835
Bay Shore Union Free School District, G.O. Bond	4.000%	8/15/2014	Aa2	510,000	556,272
Beacon, Series A, G.O. Bond	4.000%	8/15/2014	Aa3	400,000	438,092
Bedford, G.O. Bond	2.000%	6/15/2014	AAA[2]	350,000	364,913
Bedford, G.O. Bond	2.000%	6/15/2015	AAA[2]	275,000	288,943
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA2	335,000	359,800
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA2	425,000	453,947
Briarcliff Manor, Public Impt., Series A, G.O. Bond	2.000%	9/1/2014	Aa2	260,000	269,719
Briarcliff Manor, Public Impt., Series A, G.O. Bond, AMBAC	4.000%	10/1/2025	Aa2	280,000	291,463
Brookhaven, G.O. Bond, AMBAC	5.000%	6/1/2014	Aa2	200,000	223,082
Brookhaven, Public Impt., G.O. Bond	3.000%	3/15/2013	Aa2	1,050,000	1,090,435
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	593,612
Cayuga County, Public Impt., G.O. Bond, AGM	3.250%	4/1/2026	Aa3	670,000	678,100
Chappaqua Central School District, G.O. Bond	3.000%	1/15/2013	Aaa	300,000	309,555
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A2	665,000	699,447
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA[2]	675,000	706,509
Clarkstown, Series B, G.O. Bond	4.000%	10/15/2012	AAA[2]	315,000	326,879
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	Aa3	475,000	495,069
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	AA2	250,000	262,810
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2	390,000	427,417
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	Aa3	500,000	519,545
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa1	250,000	290,585
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	315,000	351,080
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	360,000	390,535
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA2	345,000	384,144
Erie County Water Authority, Revenue Bond	5.000%	12/1/2013	Aa2	400,000	438,148
Erie County Water Authority, Revenue Bond, NATL	5.000%	12/1/2037	Aa2	625,000	660,237
Fairport Village, Public Impt., G.O. Bond	2.625%	5/15/2013	AA2	265,000	272,688
Gates Chili Central School District, G.O. Bond	1.000%	6/15/2014	Aa3	460,000	463,165
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3	500,000	577,865

1

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		$2,675,000	$2,940,360
Greenburgh, G.O. Bond	4.750%	5/15/2014	Aaa		250,000	277,535
Greene County, Public Impt., G.O. Bond	1.500%	3/15/2014	Aa3		505,000	512,772
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3		595,000	635,049
Hampton Bays Union Free School District, G.O. Bond, AGM	4.250%	9/15/2026	Aa3		1,140,000	1,168,671
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2		585,000	628,571
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa2		2,000,000	2,064,000
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2013	Aaa		225,000	233,222
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2014	Aaa		280,000	294,232
Hewlett-Woodmere Union Free School District, G.O. Bond	3.000%	6/15/2013	Aa1		255,000	266,271
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3		540,000	557,766
Huntington, G.O. Bond	2.000%	6/15/2014	Aaa		570,000	592,298
Huntington, G.O. Bond, AMBAC	5.500%	4/15/2014	Aaa		415,000	467,083
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa		925,000	1,003,125
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA	[2]	675,000	717,444
Ithaca City School District, G.O. Bond, AGC	3.000%	7/1/2014	Aa3		330,000	350,470
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A	[2]	1,000,000	1,009,870
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2030	A	[2]	985,000	990,319
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, FGRNA	5.000%	11/1/2014	Aa2		300,000	341,319
Long Beach City School District, G.O. Bond	3.000%	5/1/2014	Aa2		500,000	531,050
Long Island Power Authority, Electric Systems, Prerefunded Balance, Series C, Revenue Bond, CIFG	5.000%	9/1/2015	Aaa		250,000	272,083
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3		675,000	753,691
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3		1,880,000	1,902,090
Mahopac Central School District, Series A, G.O. Bond	4.000%	6/1/2014	Aa2		945,000	1,024,938
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa		1,000,000	1,043,960
Manhasset Union Free School District, G.O. Bond	4.000%	9/15/2014	Aaa		655,000	721,279
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	AA	[2]	500,000	526,810

2

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA	[2]	$1,000,000	$1,061,610
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	Aa3		500,000	506,140
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2030	A2		640,000	657,958
Miller Place Union Free School District, G.O. Bond	4.000%	2/15/2027	Aa2		265,000	272,030
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2013	AA	[2]	335,000	344,631
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2014	AA	[2]	225,000	235,568
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA	[2]	200,000	210,242
Monroe County Water Authority, Revenue Bond	3.250%	8/1/2013	Aa2		510,000	535,311
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2		405,000	419,479
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2		275,000	285,137
Nassau County, Public Impt., Series C, G.O. Bond	4.000%	10/1/2026	A1		1,000,000	985,570
Nassau County, Public Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa3		1,000,000	1,078,560
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2		600,000	664,176
New York City Municipal Water Finance Authority, Series BB, Revenue Bond	5.000%	6/15/2013	Aa2		410,000	441,775
New York City Municipal Water Finance Authority, Series C, Revenue Bond	5.000%	6/15/2014	Aa1		250,000	279,820
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1		1,250,000	1,267,025
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1		1,000,000	1,017,570
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1		1,000,000	1,142,420
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1		500,000	507,710
New York City Transitional Finance Authority, Public Impt., Prerefunded Balance, Future Tax Secured, Revenue Bond, NATL	5.250%	2/1/2021	Aaa		1,000,000	1,065,390

3

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
New York City, Prerefunded Balance, Series G, G.O. Bond	5.000%	8/1/2017	WR3	$310,000	$322,369
New York City, Public Impt., Prerefunded Balance, Series D, G.O. Bond	5.250%	10/15/2017	Aa2	1,950,000	2,142,738
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.250%	6/1/2028	Aa2	1,600,000	1,730,096
New York City, Public Impt., Series A, G.O. Bond	5.000%	8/1/2013	Aa2	1,000,000	1,082,140
New York City, Public Impt., Series F, G.O. Bond	3.750%	12/15/2012	Aa2	500,000	520,745
New York City, Public Impt., Series I, G.O. Bond, NATL	5.000%	8/1/2013	Aa2	500,000	541,070
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2	205,000	236,435
New York City, Series B, G.O. Bond	4.000%	8/1/2013	Aa2	865,000	920,256
New York City, Series D, G.O. Bond	5.250%	8/1/2014	Aa2	1,390,000	1,566,071
New York City, Series O, G.O. Bond	5.000%	6/1/2033	Aa2	1,050,000	1,085,816
New York City, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	500,000	562,160
New York City, Subseries J-1, G.O. Bond	5.000%	8/1/2013	Aa2	200,000	216,428
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA[2]	1,000,000	1,147,780
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	981,648
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1	1,000,000	1,094,820
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	1,063,980
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	Aa3	1,500,000	1,520,400
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	Aa3	1,500,000	1,528,530
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	Aa3	140,000	142,965
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	Aa3	1,360,000	1,402,214
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,063,330
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa	600,000	617,460
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	1,025,500

4

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	$1,000,000	$1,026,370
New York State Environmental Facilities Corp., Clean Water & Drinking, Subseries B, Revenue Bond	4.500%	6/15/2036	Aa1	1,500,000	1,529,790
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	365,000	380,885
New York State Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA2	250,000	275,145
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.125%	12/15/2029	A2	420,000	423,037
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.500%	12/15/2034	A2	215,000	218,530
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	2,000,000	2,036,020
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	4/1/2015	AA2	300,000	322,107
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, NATL	5.250%	4/1/2016	AA2	300,000	300,042
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa2	750,000	760,927
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	3/15/2014	Aa3	500,000	533,985
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA[2]	825,000	881,075
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA[2]	500,000	572,150
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3	500,000	527,340
New York State, Pollution Control, Series A, G.O. Bond	5.000%	2/15/2039	Aa2	1,500,000	1,618,770
New York State, Series C, G.O. Bond	5.000%	4/15/2014	Aa2	645,000	717,988
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2	1,000,000	1,128,880
New York State, Series C, G.O. Bond	4.000%	2/1/2027	Aa2	600,000	620,142
New York State, Series C, G.O. Bond, AGM	5.000%	4/15/2012	Aa2	700,000	718,214
New York State, Transit Impt., Series A, G.O. Bond	4.500%	3/1/2040	Aa2	1,500,000	1,547,700

5

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
New York State, Water Utility Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aa2	$350,000	$357,651
Niagara Falls City School District, G.O. Bond, AGM	4.375%	9/15/2029	AA2	885,000	894,160
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A1	610,000	670,347
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A1	850,000	923,907
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1	375,000	403,553
North Hempstead, G.O. Bond, FGRNA	3.125%	2/15/2012	Aa1	250,000	252,743
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/15/2013	Aa1	290,000	309,711
Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa1	1,000,000	1,074,060
Onondaga County, Public Impt., Series A, G.O. Bond	4.500%	3/1/2028	Aa1	365,000	391,123
Ontario County, G.O. Bond	3.000%	4/15/2015	Aa1	200,000	214,796
Orange County, Public Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aaa	1,460,000	1,494,923
Orange County, Public Impt., Series A, G.O. Bond	3.500%	3/1/2024	Aaa	1,000,000	1,042,500
Orange County, Series A, G.O. Bond	5.000%	7/15/2012	Aaa	1,500,000	1,556,145
Orange County, Series A, G.O. Bond	5.000%	7/15/2014	Aaa	550,000	617,969
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aaa	500,000	579,390
Orangetown, Public Impt., G.O. Bond	3.000%	9/15/2026	Aa2	580,000	589,129
Otsego County, G.O. Bond	4.000%	11/15/2027	Aa3	790,000	835,796
Palmyra Macedon Central School District, G.O. Bond	3.750%	6/15/2024	Aa3	500,000	520,915
Penfield Central School District, G.O. Bond	4.000%	6/15/2024	Aa2	1,025,000	1,089,596
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA2	175,000	185,827
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2	530,000	587,452
Pleasantville Union Free School District, G.O. Bond	4.250%	5/1/2038	Aa2	500,000	502,565
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2	500,000	505,620
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa2	495,000	526,244
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2	400,000	408,112
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1	500,000	539,205
Port Washington Union Free School District, G.O. Bond	4.000%	12/1/2019	Aa1	250,000	261,000

6

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
Pulaski Central School District, Series A, G.O. Bond, FGRNA	4.500%	6/15/2026	A2	$425,000	$440,105
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2	300,000	330,978
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa2	435,000	446,715
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa2	510,000	522,653
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa2	410,000	421,964
Ravena Coeymans Selkirk Central School District, G.O. Bond, AGM	4.250%	6/15/2014	Aa3	1,180,000	1,265,692
Rochester City, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	112,168
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.250%	10/15/2028	AA2	330,000	341,963
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	1,000,000	1,029,840
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGRNA	4.250%	10/15/2026	AA2	1,200,000	1,254,240
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA2	950,000	1,008,074
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1	820,000	864,698
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.200%	7/15/2032	AA2	425,000	429,683
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA2	700,000	706,048
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA2	500,000	560,000
Saratoga Springs City School District, G.O. Bond, AGM	5.000%	6/15/2020	Aa2	200,000	215,778
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa	270,000	302,943
Schenectady County, Series A, G.O. Bond	3.000%	7/15/2013	Aa1	485,000	506,573
Schenectady County, Series A, G.O. Bond	2.000%	7/15/2014	Aa1	475,000	491,787
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	Aa3	490,000	517,278
Shenendehowa Central School District, G.O. Bond	2.500%	6/15/2014	AA2	280,000	292,396
Skaneateles Central School District, G.O. Bond.	4.000%	6/15/2015	AA2	280,000	311,226
Skaneateles Central School District, G.O. Bond.	2.000%	6/15/2015	AA2	660,000	683,159
Smithtown Central School District, G.O. Bond	3.000%	8/1/2013	Aa2	255,000	266,493
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	AA2	750,000	757,747

7

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1	$95,000	$95,882
South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1	250,000	262,655
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2	230,000	246,917
Southampton Union Free School District, G.O. Bond	2.500%	6/1/2015	Aaa	950,000	1,010,772
Southampton, Public Impt., G.O. Bond	2.500%	4/15/2013	Aa1	255,000	263,234
Southold, Public Impt., G.O. Bond	2.000%	8/15/2013	Aa2	580,000	595,828
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2031	AA2	290,000	312,257
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2032	AA2	250,000	268,820
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A2	1,185,000	1,199,256
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A2	1,000,000	1,010,350
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1	1,160,000	1,185,752
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA2	640,000	669,965
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa1	1,000,000	1,019,490
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	Aa2	2,000,000	2,139,260
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1	600,000	607,776
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1	600,000	604,506
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.375%	6/15/2025	A1	990,000	1,006,592
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2	215,000	219,472
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2	1,090,000	1,110,656
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2	500,000	546,885
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1	300,000	308,688
Tompkins County, Series A, G.O. Bond, NATL	5.250%	2/15/2015	Aa1	315,000	349,212
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond	5.000%	1/1/2032	Aa2	250,000	253,030
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	349,038

8

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount/ Shares	Value

NEW YORK MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	AA2	$1,695,000	$1,715,543
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2	750,000	787,507
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa2	900,000	956,421
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A2	605,000	654,199
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A2	865,000	955,194
Victor Central School District, G.O. Bond	4.000%	6/15/2014	Aa2	290,000	314,867
Victor Central School District, G.O. Bond, AGM.	3.500%	6/15/2012	Aa2	200,000	204,672
Village of Fayetteville, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/15/2025	Aa3	555,000	579,154
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA2	325,000	337,103
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA2	410,000	425,268
Westchester County, Public Impt., Series A, G.O. Bond	3.750%	11/15/2011	Aaa	1,000,000	1,004,480
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aaa	500,000	538,795
Westchester County, Public Impt., Series B, G.O. Bond	4.300%	12/15/2011	Aaa	15,000	15,130
Westchester County, Public Impt., Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,072,800
Westchester County, Series C, G.O. Bond	5.000%	11/1/2013	Aaa	200,000	219,282
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2	685,000	747,780
William Floyd Union Free School District of The Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA2	400,000	420,588
Yonkers City, Series B, G.O. Bond, NATL	5.000%	8/1/2030	Baa1	1,095,000	1,108,260
Yorktown Central School District, G.O. Bond	4.000%	3/1/2025	AA2	370,000	390,657

TOTAL MUNICIPAL BONDS (Identified Cost $143,213,830)					147,177,327

SHORT-TERM INVESTMENTS - 6.9%

Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $10,988,638)				10,988,638	10,988,638

9

Investment Portfolio - September 30, 2011 (unaudited)

New York Tax Exempt Series	Value

TOTAL INVESTMENTS - 99.4% (Identified Cost $154,202,468)	$158,165,965
OTHER ASSETS, LESS LIABILITIES - 0.6%	990,173

NET ASSETS - 100%	$159,156,138

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1 Credit ratings from Moody’s (unaudited).

2 Credit ratings from S&P (unaudited).

3 Credit rating has been withdrawn. As of September 30, 2011, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 19.0%; AGM - 12.2%.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$154,202,468
Unrealized appreciation	$4,053,394
Unrealized depreciation	(89,897)

Net unrealized appreciation	$3,963,497

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Investment Portfolio - September 30, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	147,177,327	—	147,177,327	—
Mutual funds	10,988,638	10,988,638	—	—
Other financial instruments**	—	—	—	—

Total assets	158,165,965	10,988,638	147,177,327	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$158,165,965	$10,988,638	$147,177,327	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS - 94.7%
ALABAMA - 0.4%

Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR2	$665,000	$687,736
Odenville Utilities Board, Water, Revenue Bond, NATL	4.300%	8/1/2028	Baa1	500,000	459,380

					1,147,116

ARIZONA - 1.3%

Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	Aa2	2,215,000	2,248,336
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1	1,700,000	1,777,962

					4,026,298

ARKANSAS - 1.5%

Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1	2,340,000	2,567,003
Arkansas State, Water Utility Impt., Series A, G.O. Bond	4.500%	7/1/2044	Aa1	1,000,000	1,044,080
Bentonville School District No. 6, Series A, G.O. Bond	4.500%	6/1/2040	Aa2	1,000,000	1,034,320

					4,645,403

CALIFORNIA - 0.7%

Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa2	840,000	848,434
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A1	1,395,000	1,366,877

					2,215,311

COLORADO - 0.8%

Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2	1,420,000	1,422,158
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A3	1,000,000	1,004,970

					2,427,128

DELAWARE - 1.9%

Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2013	Aaa	450,000	479,799
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2014	Aaa	1,000,000	1,109,460

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
DELAWARE (continued)

Delaware State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2013	Aaa $	2,720,000	$2,889,755
New Castle County, Public Impt., Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,312,475

					5,791,489

DISTRICT OF COLUMBIA - 1.9%

District of Columbia Water & Sewer Authority, Water Utility Impt., Revenue Bond, AGM	6.000%	10/1/2014	Aa2	1,500,000	1,726,860
District of Columbia Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond	5.250%	10/1/2029	Aa2	1,000,000	1,100,030
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2	2,000,000	2,321,020
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2022	Aa2	500,000	538,290

					5,686,200

FLORIDA - 2.5%

Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,815,000	1,900,069
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1	2,000,000	2,292,860
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa	1,020,000	1,097,224
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AA3	1,000,000	1,051,940
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2	1,000,000	1,058,050
Winter Park, Water Utility Impt., Revenue Bond	5.000%	12/1/2034	Aa2	250,000	264,405

					7,664,548

GEORGIA - 5.0%

Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	Aa3	1,500,000	1,529,115
Catoosa County School District, School Impt., G.O. Bond	4.000%	8/1/2014	AA3	1,000,000	1,096,710
Cobb County, Water Utility Impt., Revenue Bond	4.250%	7/1/2028	Aaa	1,000,000	1,055,360

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)
GEORGIA (continued)

Dekalb County, Special Transportation Parks & Greenspace, G.O. Bond	4.375%	12/1/2030	Aa3		$1,000,000	$947,070
Dekalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2035	Aa2		1,000,000	1,006,050
Forsyth County, Public Impt., Series B, G.O. Bond	5.000%	3/1/2013	Aaa		670,000	714,468
Fulton County, Water Utility Impt., Revenue Bond, FGRNA	5.000%	1/1/2035	Aa3		1,000,000	1,033,460
Georgia State, Prerefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		5,000	5,115
Georgia State, Public Impt., Series D, G.O. Bond	5.000%	7/1/2013	Aaa		1,100,000	1,189,298
Georgia State, School Impt., Prerefunded Balance, Series F, G.O. Bond	5.000%	11/1/2015	Aaa		500,000	525,815
Georgia State, School Impt., Series C-1, G.O. Bond	5.000%	10/1/2014	Aaa		1,415,000	1,603,407
Georgia State, Series B, G.O. Bond	5.000%	7/1/2015	Aaa		2,000,000	2,319,580
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		195,000	199,454
Gwinnett County Water & Sewerage Authority, Water Utility Impt., Series A, Revenue Bond	4.000%	8/1/2028	Aaa		1,000,000	1,036,750
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[2]	1,000,000	997,450

						15,259,102

HAWAII - 1.2%

Hawaii State, Series DB, G.O. Bond, NATL	5.250%	9/1/2013	Aa2		875,000	956,060
Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2		500,000	560,700
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2		550,000	624,173
Honolulu County, Sewer Impt., Series A, Revenue Bond, FGRNA	5.000%	7/1/2035	Aa2		500,000	517,940
Honolulu County, Water Utility Impt., G.O. Bond, FGIC	6.000%	12/1/2014	Aa1		750,000	877,523

						3,536,396

ILLINOIS - 0.9%

Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3		520,000	522,153
Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	AA	[3]	1,115,000	1,151,527

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)
ILLINOIS (continued)

Springfield, Electric Power & Light, Revenue Bond, NATL	5.000%	3/1/2035	A1		$1,000,000	$1,023,420

						2,697,100

INDIANA - 3.4%

Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[3]	1,450,000	1,593,376
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A	[3]	1,015,000	1,032,407
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1		1,000,000	1,028,270
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2026	Aa1		1,380,000	1,554,887
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa3		1,000,000	1,087,000
Plainfield, Series A, Revenue Bond	4.650%	1/1/2027	A	[3]	645,000	674,863
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1		3,000,000	3,325,230

						10,296,033

IOWA - 3.2%

Ankeny, Series B, G.O. Bond	4.000%	6/1/2013	Aa2		1,550,000	1,642,876
Cedar Rapids, Public Impt., Series A, G.O. Bond	4.000%	6/1/2030	Aaa		440,000	446,160
Cedar Rapids, Series E, G.O. Bond	3.000%	6/1/2014	Aaa		1,000,000	1,064,500
Des Moines, Public Impt., Series A, G.O. Bond	2.000%	6/1/2013	Aa1		1,000,000	1,026,340
Dubuque Iowa, Series D, Revenue Bond	4.000%	6/1/2030	Aa2		470,000	466,311
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A1		425,000	450,088
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aaa		425,000	439,463
Linn-Mar Community School District, School Impt., Revenue Bond	4.625%	7/1/2029	A2		1,000,000	1,089,740
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aaa		995,000	1,061,884
Sioux City, Public Impt., Series A, G.O. Bond	2.000%	6/1/2014	Aa1		940,000	975,560
West Des Moines, Series B, G.O. Bond	2.000%	6/1/2014	AAA	[3]	1,000,000	1,038,370

						9,701,292

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

KANSAS - 1.8%

Johnson County Water District No. 1, Revenue Bond	3.250%	12/1/2030	Aaa	$1,000,000	$917,870
Miami County Unified School District No. 416 Louisburg, G.O Bond, NATL	5.000%	9/1/2018	Baa1	2,000,000	2,254,440
Scott County, G.O. Bond	4.750%	4/1/2040	A3	1,000,000	1,063,240
Seward County, G.O. Bond, AGM	5.000%	8/1/2040	Aa3	1,000,000	1,094,810

					5,330,360

LOUISIANA - 0.7%

Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa2	660,000	679,721
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa2	1,090,000	1,120,814
New Orleans, Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Baa1	300,000	300,825

					2,101,360

MAINE - 0.3%

Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1	1,000,000	1,039,570

MARYLAND - 4.9%

Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1	1,770,000	1,853,455
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa	1,000,000	1,034,520
Baltimore County, Public Impt., G.O. Bond	5.000%	2/1/2014	Aaa	2,250,000	2,488,230
Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1	1,410,000	1,561,589
Howard County, Public Impt., Series A, G.O. Bond	4.500%	2/15/2030	Aaa	1,000,000	1,060,460
Maryland State, Public Impt., First Series, G.O. Bond	5.000%	3/15/2013	Aaa	1,000,000	1,068,000
Maryland State, Public Impt., Prerefunded Balance, Second Series, G.O. Bond	5.000%	8/1/2015	Aaa	1,000,000	1,084,390
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa	1,000,000	1,125,070
Maryland State, Public Impt., Series A, G.O. Bond	4.000%	8/1/2015	Aaa	500,000	562,745
Maryland State, Public Impt., Series B, G.O. Bond	3.000%	3/15/2015	Aaa	1,000,000	1,080,810

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
MARYLAND (continued)

Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa	$550,000	$605,929
Prince George’s County, School Impt., G.O. Bond	5.500%	10/1/2013	Aaa	400,000	440,736
Prince George’s County, Series D, G.O. Bond	5.000%	12/1/2012	Aaa	735,000	775,381

					14,741,315

MASSACHUSETTS - 5.6%

Barnstable, G.O. Bond	3.000%	6/15/2013	AAA[3]	670,000	700,016
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1	1,000,000	1,110,770
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa	500,000	569,365
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa	850,000	882,241
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa	850,000	878,025
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1	1,000,000	1,140,370
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1	500,000	575,210
Commonwealth of Massachusetts, Public Impt., Series C, G.O. Bond	5.000%	9/1/2013	Aa1	1,790,000	1,946,553
Commonwealth of Massachusetts, Public Impt., Series D, G.O. Bond, NATL	6.000%	11/1/2013	Aa1	520,000	579,509
Commonwealth of Massachusetts, Series A, G.O. Bond	4.750%	8/1/2038	Aa1	500,000	524,040
Commonwealth of Massachusetts, Series B, G.O. Bond	3.000%	7/1/2013	Aa1	500,000	522,680
Commonwealth of Massachusetts, Series B, G.O. Bond	4.000%	7/1/2013	Aa1	590,000	627,058
Commonwealth of Massachusetts, Series C, G.O. Bond, AMBAC	5.500%	12/1/2023	Aa1	1,000,000	1,274,880
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1	1,000,000	1,138,330
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2	910,000	981,253
Lowell, State Qualified, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa2	500,000	513,085
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1	2,000,000	2,032,740
Natick, School Impt., G.O. Bond	3.000%	6/15/2013	AAA[3]	1,000,000	1,044,450

					17,040,575

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

MICHIGAN - 1.2%

Detroit City School District, Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa2	$750,000	$751,103
Saginaw City School District, G.O. Bond, AGM	4.500%	5/1/2031	Aa2	1,695,000	1,706,102
Warren Woods Public Schools, School Building & Site, G.O. Bond, AGM	4.500%	5/1/2026	Aa2	1,015,000	1,036,894

					3,494,099

MINNESOTA - 2.1%

Brooklyn Center Independent School District No. 286, Series A, G.O. Bond, NATL	4.375%	2/1/2026	Aa2	1,105,000	1,119,542
Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa	1,000,000	1,108,510
Minnesota State, Public Impt., G.O. Bond	5.000%	8/1/2013	Aa1	2,000,000	2,164,540
Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1	1,000,000	1,124,510
Pine County, Series A, G.O. Bond, FGRNA	4.400%	2/1/2028	AA3	555,000	572,927
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa	150,000	170,115

					6,260,144

MISSOURI - 2.8%

Columbia, Electric Light & Power Impt., Series A, Revenue Bond	5.000%	10/1/2013	AA3	1,000,000	1,088,510
Columbia, Water Utility Impt., Series A, Revenue Bond	4.125%	10/1/2033	AA3	995,000	1,040,203
Jackson County School District No. R-IV Blue Springs, Series A, G.O. Bond	2.750%	3/1/2013	AA3	1,340,000	1,384,461
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa	830,000	941,046
Missouri State, Water Pollution Control, Prerefunded Balance, Series A, G.O. Bond	4.500%	12/1/2030	Aaa	2,375,000	2,861,471
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3	1,015,000	1,049,926

					8,365,617

NEBRASKA - 2.0%

Lancaster County School District No. 1, G.O. Bond	5.000%	1/15/2013	Aaa	400,000	424,152
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2026	A1	840,000	929,712
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	Aa3	2,640,000	2,669,700

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

NEBRASKA (continued)

Omaha Public Power District, Series AA, Revenue Bond, FGRNA	4.500%	2/1/2034	Aa2	$1,950,000	$1,962,500

					5,986,064

NEVADA - 1.5%

Clark County, G.O. Bond, AGM	4.750%	6/1/2027	Aa1	3,000,000	3,112,950
Las Vegas Valley Water District, Water Utility Impt., Series A, G.O. Bond, AGM	4.750%	6/1/2033	Aa2	1,500,000	1,536,480

					4,649,430

NEW HAMPSHIRE - 1.3%

Manchester, Series F, G.O. Bond	3.750%	12/1/2025	Aa1	1,005,000	1,047,130
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2012	Aa1	1,000,000	1,049,070
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1	1,500,000	1,701,120

					3,797,320

NEW JERSEY - 0.3%

Sparta Township Board of Education, G.O. Bond, AGM	4.300%	2/15/2030	Aa2	1,000,000	1,019,050

NEW MEXICO - 0.4%

New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL	3.250%	6/1/2013	Aa1	340,000	355,786
Santa Fe County, Public Impt., G.O. Bond	2.500%	7/1/2013	Aaa	915,000	949,505

					1,305,291

NEW YORK - 3.0%

Hampton Bays Union Free School District, G.O. Bond, AGM	4.375%	9/15/2029	Aa3	2,225,000	2,262,158
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	2,590,000	2,958,868
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	1,000,000	1,018,010
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA3	2,000,000	2,059,680

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

NEW YORK (continued)

Saratoga County, Sewer Impt., Series B, G.O. Bond	4.375%	7/15/2040	AA3	$855,000	$867,406

					9,166,122

NORTH CAROLINA - 5.7%

Charlotte, G.O. Bond	5.000%	8/1/2014	Aaa	750,000	843,833
Charlotte, Series B, G.O. Bond	5.000%	6/1/2015	Aaa	1,010,000	1,168,651
Charlotte, Series B, Revenue Bond	4.625%	7/1/2039	Aaa	1,000,000	1,060,890
Charlotte, Water & Sewer, Revenue Bond	5.000%	7/1/2038	Aaa	1,000,000	1,084,460
Gaston County, School Impt., G.O. Bond, AGM	5.000%	4/1/2014	Aa2	1,000,000	1,110,990
Johnston County, School Impt., G.O. Bond, AGM	5.000%	2/1/2013	Aa2	1,500,000	1,593,825
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2	1,000,000	1,049,510
North Carolina State, Series A, G.O. Bond	5.000%	3/1/2015	Aaa	2,000,000	2,295,200
North Carolina State, Series B, G.O. Bond	5.000%	4/1/2014	Aaa	1,000,000	1,112,980
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2014	Aaa	1,390,000	1,556,758
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2015	Aaa	2,000,000	2,314,160
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa	890,000	1,021,364
Wake County, Series C, G.O. Bond	5.000%	3/1/2014	Aaa	940,000	1,042,892

					17,255,513

NORTH DAKOTA - 0.6%

Fargo, Public Impt., Series A, G.O. Bond, NATL	4.700%	5/1/2030	Aa1	1,840,000	1,899,579

OHIO - 1.6%

Brookville Local School District, G.O. Bond, AGM	4.125%	12/1/2026	Aa3	660,000	668,765
Columbus City School District, G.O. Bond, AGM	4.375%	12/1/2032	Aa2	1,000,000	1,007,540
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,122,280
Newark City School District, G.O. Bond, FGRNA	4.250%	12/1/2027	A1	500,000	503,865
Ohio State, Conservation Project, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,109,180
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	A1	325,000	334,207

					4,745,837

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

OKLAHOMA - 0.8%

Oklahoma City Water Utilities Trust, Series B, Revenue Bond	3.000%	7/1/2013	Aa1	$500,000	$522,590
Tulsa, Public Impt., G.O. Bond	4.000%	12/1/2013	Aa1	1,700,000	1,831,563

					2,354,153

OREGON - 1.3%

Clackamas County School District No. 12 North Clackamas, Series A, G.O. Bond, AGM	4.750%	6/15/2031	Aa1	870,000	914,744
Portland, Water Utility Impt., Series A, Revenue Bond	5.000%	5/1/2034	Aaa	1,000,000	1,114,340
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1	550,000	566,126
Salem, Water & Sewer, Revenue Bond, AGM	5.000%	5/1/2014	Aa3	1,120,000	1,242,595

					3,837,805

PENNSYLVANIA - 1.2%

Allegheny County, Series C-62B, G.O. Bond	5.000%	11/1/2029	A1	750,000	759,420
Commonwealth of Pennsylvania, Second Series, G.O. Bond, CIFG	4.250%	3/1/2025	Aa1	2,000,000	2,094,040
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	BBB[3]	20,000	24,518
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A3	855,000	862,156

					3,740,134

RHODE ISLAND - 0.7%

Narragansett Bay Commission, Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa1	1,000,000	1,022,680
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1	1,000,000	1,003,210

					2,025,890

SOUTH CAROLINA - 3.7%

Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aaa	1,000,000	1,156,970
Columbia, Water Utility Impt., Revenue Bond	5.000%	2/1/2027	Aa1	1,750,000	2,025,958
Richland County School District No. 1, Series B, G.O. Bond, SCSDE	4.450%	3/1/2026	Aa1	1,005,000	1,055,079

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

SOUTH CAROLINA (continued)

South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1	$2,000,000	$2,017,040
South Carolina, State Institutional - South Carolina State University, Series B, G.O. Bond	5.250%	4/1/2014	Aaa	1,000,000	1,119,990
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa	1,250,000	1,304,937
Spartanburg Sanitation Sewer District, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1	1,500,000	1,529,355
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1	1,000,000	1,013,390

					11,222,719

SOUTH DAKOTA - 0.2%

Rapid City, Water Utility Impt., Revenue Bond	5.250%	11/1/2039	Aa3	450,000	488,844

TENNESSEE - 4.1%

Chattanooga, Series B, G.O. Bond	2.000%	2/1/2013	AA3	425,000	434,541
Claiborne County, Public Impt., Series A, G.O. Bond	4.125%	4/1/2030	A3	750,000	760,755
Franklin, G.O. Bond	5.000%	4/1/2014	Aaa	1,000,000	1,112,710
Hamilton County, Public Impt., G.O. Bond	3.000%	3/1/2014	Aaa	1,135,000	1,202,987
Metropolitan Government of Nashville & Davidson County, Series B, G.O. Bond	5.000%	1/1/2014	Aa1	1,000,000	1,101,620
Montgomery County, School Impt., G.O. Bond	2.000%	4/1/2014	AA3	500,000	515,970
Rutherford County, G.O. Bond	5.000%	4/1/2014	Aa1	500,000	555,360
Rutherford County, School Impt., G.O. Bond	3.000%	4/1/2013	Aa1	1,000,000	1,039,300
Rutherford County, School Impt., G.O. Bond	4.000%	4/1/2013	Aa1	1,200,000	1,265,124
Sumner County, G.O. Bond	5.000%	6/1/2015	Aa2	1,500,000	1,727,940
Tennessee State, Series A, G.O. Bond	4.000%	5/1/2013	Aaa	425,000	449,306
Tennessee State, Series C, G.O. Bond	5.250%	9/1/2013	Aaa	1,500,000	1,638,840
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa	550,000	592,669

					12,397,122

TEXAS - 5.8%

Alvin Independent School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	2/15/2022	Aaa	500,000	551,735
Clear Creek Independent School District, G.O. Bond, AGM	4.000%	2/15/2029	Aa2	2,340,000	2,351,653

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

TEXAS (continued)

Collin County, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa	$545,000	$564,249
Collin County, Public Impt., G.O. Bond	5.000%	2/15/2015	Aaa	500,000	571,675
Dallas, Public Impt., G.O. Bond	5.000%	2/15/2013	Aa1	1,315,000	1,398,476
Fort Bend County, Public Impt., G.O. Bond, NATL	4.750%	3/1/2031	Aa1	1,000,000	1,038,660
Fort Worth, Water Utility Impt., Series C, Revenue Bond	5.000%	2/15/2014	Aa1	1,595,000	1,762,842
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1	520,000	593,564
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa	600,000	682,422
Harris County, Series B, G.O. Bond	4.000%	10/1/2013	AAA[3]	1,000,000	1,071,320
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA[3]	550,000	620,075
San Antonio, Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1	1,400,000	1,431,108
San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa	475,000	543,728
Tarrant Regional Water District, Water Utility Impt., Revenue Bond, FGRNA	4.750%	3/1/2029	Aa1	1,000,000	1,049,490
Texas State, Public Impt., G.O. Bond	5.000%	10/1/2014	Aaa	500,000	565,610
Texas State, Series A, G.O. Bond	5.000%	8/1/2014	Aaa	700,000	787,157
Texas State, Series A, G.O. Bond	5.000%	8/1/2015	Aaa	800,000	927,272
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa	1,000,000	1,081,110

					17,592,146

UTAH - 4.6%

Alpine School District, G.O. Bond	5.000%	3/15/2013	Aaa	2,000,000	2,136,000
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1	1,240,000	1,253,590
Ogden City School District, G.O. Bond	4.250%	6/15/2025	Aaa	1,500,000	1,567,320
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,201,090
Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1	400,000	430,632
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa	400,000	444,284
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2030	Aaa	680,000	700,148

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

UTAH (continued)

Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	$460,000	$516,925
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	1,000,000	1,123,750
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa	500,000	543,295
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2015	Aaa	2,500,000	2,901,500
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2013	Aaa	450,000	478,836
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2015	Aaa	595,000	668,536

					13,965,906

VERMONT - 0.4%

Vermont State, Public Impt., Series D, G.O. Bond	4.500%	7/15/2025	Aaa	1,000,000	1,079,660

VIRGINIA - 5.0%

Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa	1,000,000	1,100,020
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa	1,000,000	1,092,930
Commonwealth of Virginia, School Impt., Series A, G.O. Bond	5.000%	6/1/2014	Aaa	2,450,000	2,743,927
Commonwealth of Virginia, Series B, G.O. Bond	5.000%	6/1/2013	Aaa	1,410,000	1,519,402
Fairfax County Water Authority, Series B, Revenue Bond	4.000%	4/1/2032	Aaa	1,000,000	1,016,600
Fairfax County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2014	Aaa	400,000	444,980
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,188,500
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,546,770
Norfolk, Water Utility Impt., Revenue Bond	3.750%	11/1/2040	Aa2	1,000,000	953,250
Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa	1,060,000	1,134,900
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2	670,000	753,395
Upper Occoquan Sewage Authority, Series B, Revenue Bond	4.500%	7/1/2038	Aa1	470,000	485,115

					14,979,789

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount/ Shares	Value

MUNICIPAL BONDS (continued)

WASHINGTON - 3.1%

Franklin County, Public Impt., G.O. Bond, FGRNA	5.125%	12/1/2022	BBB[3]	$1,000,000	$1,056,490
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa	2,420,000	2,731,696
King County, Sewer Impt., Series A, Revenue Bond, NATL	4.500%	1/1/2032	Aa2	1,070,000	1,077,458
Seattle, Drain & Wastewater, Revenue Bond, NATL	4.375%	2/1/2026	Aa1	2,000,000	2,082,440
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2	1,275,000	1,335,257
Washington State, Public Impt., Series A, G.O. Bond	5.000%	7/1/2031	Aa1	1,000,000	1,069,430

					9,352,771

WISCONSIN - 3.0%

Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A3	1,500,000	1,534,995
Dane County, Series A, G.O. Bond	3.000%	6/1/2012	Aa1	1,475,000	1,500,591
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa1	1,195,000	1,330,334
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1	1,000,000	1,016,670
Oshkosh, Corporate Purposes, Prerefunded Balance, Series A, G.O. Bond, FGRNA	5.050%	12/1/2021	Aa2	450,000	453,726
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1	870,000	887,513
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2	1,000,000	1,155,210
Wisconsin State, Public Impt., Series C, G.O. Bond	5.000%	5/1/2026	Aa2	1,150,000	1,270,577

					9,149,616

WYOMING - 0.3%

Wyoming Municipal Power Agency, Series A, Revenue Bond	5.375%	1/1/2042	A2	710,000	749,817

TOTAL MUNICIPAL BONDS
(Identified Cost $277,358,534)					286,227,034

SHORT-TERM INVESTMENTS - 4.9%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $14,731,792)				14,731,792	14,731,792

Investment Portfolio - September 30, 2011 (unaudited)

Diversified Tax Exempt Series	Value

TOTAL INVESTMENTS - 99.6% (Identified Cost $292,090,326)	$300,958,826
OTHER ASSETS, LESS LIABILITIES - 0.4%	1,335,235

NET ASSETS - 100%	$302,294,061

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

SCSDE - South Carolina School District Enhancement

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1 Credit ratings from Moody’s (unaudited).

2 Credit rating has been withdrawn. As of September 30, 2011, there is no rating available.

3 Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 16.5%; AGM - 12.0%.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$292,090,326
Unrealized appreciation	$9,041,431
Unrealized depreciation	(172,931)

Net unrealized appreciation	$8,868,500

Investment Portfolio - September 30, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

	$ 286,227,034	$ 286,227,034	$ 286,227,034	$ 286,227,034
Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	286,227,034	—	286,227,034	—
Mutual funds	14,731,792	14,731,792	—	—
Other financial instruments**	—	—	—	—

Total assets	300,958,826	14,731,792	286,227,034	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$300,958,826	$14,731,792	$286,227,034	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Investment Portfolio - September 30, 2011 (unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2011 (unaudited)

High Yield Bond Series	Credit Rating [1]	Principal Amount	Value

CORPORATE BONDS - 92.4%
Non-Convertible Corporate Bonds - 92.4%
Consumer Discretionary - 18.3%
Auto Components - 0.9%
UCI International, Inc., 8.625%, 2/15/2019	B3	$1,460,000	$1,352,325

Hotels, Restaurants & Leisure - 3.2%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp., 9.125%, 8/1/2018	B2	660,000	681,450
The Wendy’s Co., 10.00%, 7/15/2016	B3	1,455,000	1,531,387
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Baa3	570,000	644,073
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Baa3	2,260,000	2,363,718

			5,220,628

Media - 10.0%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1	2,030,000	2,113,738
Columbus International, Inc. (Barbados)[2] , 11.50%, 11/20/2014	B2	1,770,000	1,734,600
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[2] , 7.50%, 3/15/2019	B1	1,660,000	1,614,350
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B2	1,495,000	1,614,600
Sirius XM Radio, Inc.[2] , 9.75%, 9/1/2015	Ba2	940,000	1,017,550
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2] , 8.125%, 12/1/2017	B1	2,400,000	2,400,000
UPCB Finance III Ltd. (Cayman Islands)[2] , 6.625%, 7/1/2020	Ba3	3,035,000	2,852,900
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	Ba2	1,535,000	1,630,937
XM Satellite Radio, Inc.[2] , 7.625%, 11/1/2018	B2	1,315,000	1,328,150

			16,306,825

Specialty Retail - 2.8%
DirectBuy Holdings, Inc.[2] , 12.00%, 2/1/2017	B2	1,540,000	485,100
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	2,375,000	2,280,000
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	Ba1	1,885,000	1,837,875

			4,602,975

Textiles, Apparel & Luxury Goods - 1.4%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3	2,560,000	2,316,800

Total Consumer Discretionary			29,799,553

Consumer Staples - 4.0%
Beverages - 2.7%
CEDC Finance Corp. International, Inc.[2] , 9.125%, 12/1/2016	B1	1,885,000	1,357,200
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba2	1,830,000	2,008,425
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba2	1,000,000	1,050,000

			4,415,625

1

Investment Portfolio - September 30, 2011 (unaudited)

High Yield Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Personal Products - 1.3%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2		$2,055,000	$2,152,613

Total Consumer Staples				6,568,238

Energy - 11.2%
Energy Equipment & Services - 4.1%
Calfrac Holdings LP2 , 7.50%, 12/1/2020	B2		1,595,000	1,507,275
SESI LLC[2] , 6.375%, 5/1/2019	Ba3		1,675,000	1,616,375
Thermon Industries, Inc., 9.50%, 5/1/2017	B1		1,568,000	1,630,720
Trinidad Drilling Ltd. (Canada)[2] , 7.875%, 1/15/2019	B2		1,980,000	1,970,100

				6,724,470

Oil, Gas & Consumable Fuels - 7.1%
Arch Western Finance LLC, 6.75%, 7/1/2013	B1		611,000	609,473
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 9.00%, 4/1/2015	Ba3		604,000	634,200
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 10.875%, 4/1/2017	B3		640,000	713,600
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B2		2,143,000	2,196,575
Linn Energy LLC - Linn Energy Finance Corp., 7.75%, 2/1/2021	B2		1,455,000	1,455,000
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	Ba3		1,550,000	1,573,250
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	B	[3]	825,000	816,750
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B1		1,410,000	1,466,400
Tesoro Corp., 9.75%, 6/1/2019	Ba1		1,440,000	1,555,200
Whiting Petroleum Corp., 7.00%, 2/1/2014	Ba3		485,000	516,525

				11,536,973

Total Energy				18,261,443

Financials - 10.1%
Capital Markets - 1.5%
GFI Group, Inc.[2] , 8.375%, 7/19/2018	Ba2		1,630,000	1,515,900
Goldman Sachs Capital II4 , 5.793%, 6/1/2043	Baa2		1,650,000	1,023,000

				2,538,900

Commercial Banks - 0.6%
Wilmington Trust Corp., 8.50%, 4/2/2018	Baa1		755,000	910,307

Consumer Finance - 5.6%
American Express Co.[4] , 6.80%, 9/1/2066	Baa2		2,940,000	2,848,125
Credit Acceptance Corp., 9.125%, 2/1/2017	B1		3,180,000	3,132,300

2

Investment Portfolio - September 30, 2011 (unaudited)

High Yield Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Discover Financial Services, 10.25%, 7/15/2019	Ba1		$2,650,000	$3,207,541

				9,187,966

Insurance - 0.9%
Hartford Financial Services Group, Inc.[4] , 8.125%, 6/15/2038	Ba1		1,500,000	1,410,000

Real Estate Investment Trusts (REITS) - 1.5%
DuPont Fabros Technology LP, 8.50%, 12/15/2017	Ba1		2,305,000	2,385,675

Total Financials				16,432,848

Health Care - 11.2%
Health Care Equipment & Supplies - 5.3%
Alere, Inc., 7.875%, 2/1/2016	B2		1,995,000	1,885,275
Alere, Inc., 9.00%, 5/15/2016	B3		1,323,000	1,263,465
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2		2,370,000	2,441,100
Fresenius US Finance II, Inc.[2] , 9.00%, 7/15/2015	Ba1		2,820,000	3,116,100

				8,705,940

Health Care Providers & Services - 4.9%
BioScrip, Inc., 10.25%, 10/1/2015	Caa1		1,600,000	1,600,000
HCA, Inc., 7.875%, 2/15/2020	Ba3		2,370,000	2,452,950
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[3]	2,440,000	2,397,300
LifePoint Hospitals, Inc., 6.625%, 10/1/2020	Ba1		1,500,000	1,477,500
STHI Holding Corp.[2] , 8.00%, 3/15/2018	B2		1,725,000	1,664,625

				9,592,375

Total Health Care				18,298,315

Industrials - 14.2%
Aerospace & Defense - 1.6%
Ducommun, Inc.[2] , 9.75%, 7/15/2018	B3		1,665,000	1,660,837
GeoEye, Inc., 9.625%, 10/1/2015	Ba3		945,000	1,030,050

				2,690,887

Air Freight & Logistics - 1.3%
Aguila 3 S.A. (Luxembourg)[2] , 7.875%, 1/31/2018	B2		2,420,000	2,202,200

Airlines - 2.4%
Continental Airlines, Inc.[2] , 6.75%, 9/15/2015	Ba2		1,495,000	1,435,200
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B2 , 6.375%, 1/2/2016	Ba3		1,890,000	1,701,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3		850,000	777,750

				3,913,950

3

Investment Portfolio - September 30, 2011 (unaudited)

High Yield Bond Series	Credit Rating [1]	Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 2.4%
Building Materials Corp. of America[2] , 6.875%, 8/15/2018	Ba3	$825,000	$800,250
Building Materials Corp. of America[2] , 7.50%, 3/15/2020	Ba3	645,000	645,000
Owens Corning, 9.00%, 6/15/2019	Ba1	2,075,000	2,449,921

			3,895,171

Commercial Services & Supplies - 1.7%
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba3	1,322,000	1,378,185
Garda World Security Corp. (Canada)[2] , 9.75%, 3/15/2017	B2	1,290,000	1,315,800

			2,693,985

Industrial Conglomerates - 1.3%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	2,250,000	2,168,438

Machinery - 1.4%
Dynacast International LLC - Dynacast Finance, Inc.[2] , 9.25%, 7/15/2019	B2	2,500,000	2,262,500

Marine - 2.1%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	3,435,000	3,349,125

Total Industrials			23,176,256

Information Technology - 4.4%
Communications Equipment - 1.8%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	B1	1,580,000	1,311,400
EH Holding Corp.[2] , 6.50%, 6/15/2019	Ba3	1,665,000	1,602,563

			2,913,963

Electronic Equipment, Instruments & Components - 0.9%
CPI International, Inc., 8.00%, 2/15/2018	B3	1,700,000	1,530,000

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	Ba3	645,000	645,000
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	Ba3	760,000	744,800
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	1,360,000	1,434,800

			2,824,600

Total Information Technology			7,268,563

Materials - 9.2%
Chemicals - 2.0%
Ferro Corp., 7.875%, 8/15/2018	B1	1,470,000	1,470,000
Rhodia S.A. (France)[2] , 6.875%, 9/15/2020	Baa2	1,535,000	1,765,250

			3,235,250

4

Investment Portfolio - September 30, 2011 (unaudited)

High Yield Bond Series	Credit Rating [1]	Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 2.7%
Longview Fibre Paper & Packaging, Inc.[2] , 8.00%, 6/1/2016	B2	$1,665,000	$1,615,050
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2] , 9.00%, 5/15/2018	Caa1	1,375,000	1,161,875
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2] , 7.125%, 4/15/2019	Ba3	1,830,000	1,701,900

			4,478,825

Metals & Mining - 3.1%
Calcipar S.A. (Luxembourg)[2] , 6.875%, 5/1/2018	B1	2,510,000	2,171,150
FMG Resources August 2006 Pty. Ltd. (Australia)[2] , 6.875%, 2/1/2018	B1	1,690,000	1,487,200
Mirabela Nickel Ltd. (Australia)[2] , 8.75%, 4/15/2018	B2	1,680,000	1,360,800

			5,019,150

Paper & Forest Products - 1.4%
Georgia-Pacific LLC[2] , 8.25%, 5/1/2016	Baa3	2,115,000	2,337,794

Total Materials			15,071,019

Telecommunication Services - 7.9%
Diversified Telecommunication Services - 4.7%
Inmarsat Finance plc (United Kingdom)[2] , 7.375%, 12/1/2017	Ba2	2,385,000	2,390,963
Intelsat Jackson Holdings S.A. (Luxembourg)[2] , 7.25%, 4/1/2019	B3	2,530,000	2,346,575
Wind Acquisition Finance S.A. (Luxembourg)[2] , 11.75%, 7/15/2017	B2	1,800,000	1,530,000
Wind Acquisition Finance S.A. (Luxembourg)[2] , 7.25%, 2/15/2018.	Ba2	1,525,000	1,301,969

			7,569,507

Wireless Telecommunication Services - 3.2%
CC Holdings GS V LLC - Crown Castle GS III Corp.[2] , 7.75%, 5/1/2017	Baa3	3,145,000	3,349,425
NII Capital Corp., 8.875%, 12/15/2019	B2	1,845,000	1,923,413

			5,272,838

Total Telecommunication Services			12,842,345

Utilities - 1.9%
Gas Utilities - 0.9%
Ferrellgas LP - Ferrellgas Finance Corp., 6.50%, 5/1/2021	Ba3	1,615,000	1,372,750

5

Investment Portfolio - September 30, 2011 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders - 1.0%
The AES Corp., 8.00%, 10/15/2017	B1	$1,655,000	$1,663,275

Total Utilities			3,036,025

TOTAL CORPORATE BONDS (Identified Cost $155,830,294)			150,754,605

PREFERRED STOCKS - 3.6%
Financials - 3.6%
Commercial Banks - 1.5%
Wells Fargo & Co., Series K5 , 7.98%	Baa3	2,335,000	2,405,050

Diversified Financial Services - 2.1%
Bank of America Corp., Series K5 , 8.00%	Ba3	1,410,000	1,198,711
JPMorgan Chase & Co., Series 1[5] , 7.90%	Baa1	2,275,000	2,343,273

			3,541,984

TOTAL PREFERRED STOCKS (Identified Cost $5,952,071)			5,947,034

SHORT-TERM INVESTMENTS - 2.1%
Dreyfus Cash Management, Inc. - Institutional Shares[6] , 0.05%, (Identified Cost $3,350,263)		3,350,263	3,350,263

TOTAL INVESTMENTS - 98.1% (Identified Cost $165,132,628)			160,051,902
OTHER ASSETS, LESS LIABILITIES - 1.9%			3,175,927

NET ASSETS - 100%			$163,227,829

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $63,673,326, or 39.0%, of the Series’ net assets as of September 30, 2011.

[3]	Credit ratings from S&P (unaudited).
[4]	The coupon rate is floating and is the stated rate as of September 30, 2011.
[5]	The rate shown is a fixed rate as of September 30, 2011; the rate becomes floating in 2049.
[6]	Rate shown is the current yield as of September 30, 2011.

6

Investment Portfolio - September 30, 2011 (unaudited)

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$165,132,628
Unrealized appreciation	$2,603,543
Unrealized depreciation	(7,684,269)

Net unrealized depreciation	$(5,080,726)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities:
Financials	5,947,034	—	5,947,034	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	—	—	—	—
Corporate debt:				—
Consumer Discretionary	29,799,553	—	29,799,553	—
Consumer Staples	6,568,238	—	6,568,238	—
Energy	18,261,443	—	18,261,443	—
Financials	16,432,848	—	16,432,848	—
Health Care	18,298,315	—	18,298,315	—
Industrials	23,176,256	—	23,176,256	—
Information Technology	7,268,563	—	7,268,563	—
Materials	15,071,019	—	15,071,019	—
Telecommunication Services	12,842,345	—	12,842,345	—
Utilities	3,036,025	—	3,036,025	—
Mutual funds	3,350,263	3,350,263	—	—
Other financial instruments**	—	—	—	—

Total assets	160,051,902	3,350,263	156,701,639	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$160,051,902	$3,350,263	$156,701,639	$—

7

Investment Portfolio - September 30, 2011 (unaudited)

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS - 77.8%

Convertible Corporate Bonds - 1.2%
Health Care - 0.4%
Biotechnology - 0.3%
Amgen, Inc., 0.375%, 2/1/2013	A3		$530,000	$520,725

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1		120,000	120,150

Total Health Care				640,875

Information Technology - 0.8%
Computers & Peripherals - 0.8%
EMC Corp., 1.75%, 12/1/2013	A	[2]	870,000	1,227,788

Total Convertible Corporate Bonds
(Identified Cost $1,968,435)				1,868,663

Non-Convertible Corporate Bonds - 76.6%
Consumer Discretionary - 12.4%
Hotels, Restaurants & Leisure - 2.1%
International Game Technology, 7.50%, 6/15/2019	Baa2		1,750,000	2,088,347
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3		1,250,000	1,264,006

				3,352,353

Household Durables - 2.1%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3		1,345,000	1,369,530
Tupperware Brands Corp.[3] , 4.75%, 6/1/2021	Baa3		2,000,000	2,003,262

				3,372,792

Media - 3.9%
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		1,280,000	1,378,856
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		1,275,000	1,393,724
NBC Universal Media LLC, 5.15%, 4/30/2020	Baa2		1,540,000	1,688,735
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		1,110,000	1,165,498
The Walt Disney Co., 5.50%, 3/15/2019	A2		500,000	594,653

				6,221,466

Multiline Retail - 0.8%
Target Corp., 6.00%, 1/15/2018	A2		670,000	811,586
Target Corp., 3.875%, 7/15/2020	A2		335,000	363,169

				1,174,755

Specialty Retail - 3.1%
AutoZone, Inc., 4.00%, 11/15/2020	Baa2		1,415,000	1,417,312
Best Buy Co., Inc., 5.50%, 3/15/2021	Baa2		1,000,000	908,623
The Home Depot, Inc., 5.40%, 3/1/2016	A3		1,065,000	1,205,029
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1		745,000	896,939

1

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	$500,000	$518,353

			4,946,256

Textiles, Apparel & Luxury Goods - 0.4%
VF Corp., 5.95%, 11/1/2017	A3	485,000	577,270

Total Consumer Discretionary			19,644,892

Consumer Staples - 2.4%
Beverages - 0.6%
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	775,000	1,031,201

Food Products - 1.8%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	905,854
Grupo Bimbo SAB de CV (Mexico)[3] , 4.875%, 6/30/2020	Baa2	500,000	502,500
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	565,000	663,192
Kraft Foods, Inc., 5.375%, 2/10/2020	Baa2	680,000	769,570

			2,841,116

Total Consumer Staples			3,872,317

Energy - 4.6%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	620,000	814,736
Schlumberger Oilfield plc (United Kingdom)[3] , 4.20%, 1/15/2021	A1	1,465,000	1,572,242
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	2,295,000	2,965,172

			5,352,150

Oil, Gas & Consumable Fuels - 1.2%
Apache Corp., 6.90%, 9/15/2018	A3	630,000	797,978
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	Aa1	1,000,000	1,123,253

			1,921,231

Total Energy			7,273,381

Financials - 27.6%
Capital Markets - 7.2%
The Charles Schwab Corp., 4.45%, 7/22/2020	A2	1,320,000	1,390,858
Credit Suisse AG (Switzerland)[3] , 2.60%, 5/27/2016	Aaa	1,205,000	1,240,584
Goldman Sachs Capital II4 , 5.793%, 6/1/2043	Baa2	1,565,000	970,300
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	690,000	715,030
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1	935,000	928,525
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A1	750,000	739,886
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	1,110,000	1,234,521
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	Baa1	1,200,000	1,211,016
Morgan Stanley, 5.55%, 4/27/2017	A2	1,727,000	1,663,186

2

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley, 5.75%, 1/25/2021	A2	$1,500,000	$1,380,100

			11,474,006

Commercial Banks - 8.0%
Bank of Nova Scotia (Canada)[3] , 1.65%, 10/29/2015	Aaa	500,000	503,727
Intesa Sanpaolo S.p.A. (Italy)[3] , 6.50%, 2/24/2021	Aa3	1,545,000	1,372,578
KeyBank National Association, 5.45%, 3/3/2016	Baa1	1,050,000	1,128,655
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,480,000	1,720,271
National City Corp., 6.875%, 5/15/2019	Baa1	500,000	574,464
PNC Bank National Association, 5.25%, 1/15/2017	A3	880,000	957,648
Royal Bank of Canada (Canada)[3] , 3.125%, 4/14/2015	Aaa	500,000	530,481
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa1	750,000	722,539
Santander Issuances S.A. Unipersonal (Spain)[3] , 5.911%, 6/20/2016	Aa3	1,500,000	1,432,471
Societe Generale S.A. (France)[3] , 5.75%, 4/20/2016	A1	1,540,000	1,344,993
The Toronto-Dominion Bank (Canada)[3] , 2.20%, 7/29/2015	Aaa	500,000	515,571
The Toronto-Dominion Bank (Canada)[3] , 1.625%, 9/14/2016	Aaa	400,000	398,620
Wachovia Bank National Association, 5.60%, 3/15/2016	A1	450,000	491,129
Wachovia Corp., 5.25%, 8/1/2014	A3	945,000	991,414

			12,684,561

Consumer Finance - 0.9%
American Express Co., 8.125%, 5/20/2019	A3	1,090,000	1,375,702

Diversified Financial Services - 3.7%
Bank of America Corp., 5.65%, 5/1/2018	Baa1	745,000	707,402
Bank of America Corp., 7.625%, 6/1/2019	Baa1	1,150,000	1,207,980
Bank of America Corp.[5] , 5.13%, 2/24/2026	Baa1	1,415,000	1,192,528
Citigroup, Inc., 8.50%, 5/22/2019	A3	1,190,000	1,437,306
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	1,180,000	1,334,968

			5,880,184

Insurance - 1.3%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	660,000	658,409
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,260,000	1,327,409

			1,985,818

Real Estate Investment Trusts (REITS) - 6.5%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	740,000	725,290
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,026,220
Boston Properties LP, 5.625%, 11/15/2020	Baa2	300,000	322,707
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	853,068
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,372,966

3

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	$45,000	$44,543
HCP, Inc., 6.70%, 1/30/2018	Baa2	1,315,000	1,420,843
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	402,980
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	990,000	950,901
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	735,000	871,401
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	890,000	993,637
Simon Property Group LP, 10.35%, 4/1/2019	A3	990,000	1,324,235

			10,308,791

Total Financials			43,709,062

Health Care - 3.6%
Biotechnology - 0.6%
Amgen, Inc., 5.85%, 6/1/2017	A3	500,000	595,715
Amgen, Inc., 3.45%, 10/1/2020	A3	370,000	381,323

			977,038

Health Care Equipment & Supplies - 0.5%
CR Bard, Inc., 4.40%, 1/15/2021	A3	655,000	729,994

Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3	1,000,000	1,103,613

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3	600,000	666,613

Pharmaceuticals - 1.4%
Abbott Laboratories, 5.60%, 11/30/2017	A1	675,000	802,181
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2	1,215,000	1,434,252

			2,236,433

Total Health Care			5,713,691

Industrials - 11.2%
Aerospace & Defense - 1.2%
The Boeing Co., 6.00%, 3/15/2019	A2	870,000	1,056,675
Honeywell International, Inc., 5.30%, 3/1/2018	A2	690,000	811,363

			1,868,038

Air Freight & Logistics - 0.6%
FedEx Corp., 8.00%, 1/15/2019	Baa2	790,000	1,030,929

Airlines - 1.2%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	277,809	283,366

4

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1	$155,050	$156,213
Delta Air Lines Pass-Through Trust, Series 2010-1, Class A, 6.20%, 7/2/2018	Baa2	471,633	482,245
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	910,000	975,713

			1,897,537

Commercial Services & Supplies - 0.7%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	830,000	1,040,238

Industrial Conglomerates - 4.0%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	1,145,000	1,103,494
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	350,000	382,616
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	320,000	349,035
General Electric Capital Corp., 5.30%, 2/11/2021	Aa3	750,000	778,051
General Electric Co., 5.25%, 12/6/2017	Aa2	370,000	411,094
Textron, Inc., 4.625%, 9/21/2016	Baa3	900,000	911,003
Textron, Inc., 7.25%, 10/1/2019	Baa3	1,245,000	1,394,739
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	975,000	1,032,151

			6,362,183

Machinery - 2.0%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	1,095,000	1,399,091
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	261,276
John Deere Capital Corp., 5.75%, 9/10/2018	A2	1,245,000	1,511,762

			3,172,129

Road & Rail - 1.5%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	1,595,000	1,608,312
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	705,000	813,564

			2,421,876

Total Industrials			17,792,930

Information Technology - 3.7%
Computers & Peripherals - 1.2%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,201,459
Hewlett-Packard Co., 5.50%, 3/1/2018	A2	680,000	758,735

			1,960,194

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc., 6.625%, 5/15/2019	A3	650,000	791,066
Corning, Inc., 4.25%, 8/15/2020	A3	500,000	529,201

			1,320,267

5

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services - 0.7%
The Western Union Co., 5.253%, 4/1/2020	A3	$945,000	$1,052,678

Software - 1.0%
Oracle Corp., 5.00%, 7/8/2019	A1	700,000	807,855
Oracle Corp.[3] , 3.875%, 7/15/2020	A1	675,000	716,615

			1,524,470

Total Information Technology			5,857,609

Materials - 7.6%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	885,000	1,078,334

Metals & Mining - 5.5%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	1,635,000	1,615,148
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,625,000	1,710,233
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	2,225,000	1,993,711
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	810,000	995,347
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,505,000	1,464,514
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	1,000,000	996,036

			8,774,989

Paper & Forest Products - 1.4%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,885,000	2,180,036

Total Materials			12,033,359

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	745,000	779,184

Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2	745,000	837,379
Crown Castle Towers LLC[3] , 4.883%, 8/15/2020	A2	250,000	260,196
SBA Tower Trust[3] , 5.101%, 4/15/2017	A2	375,000	407,812

			1,505,387

Total Telecommunication Services			2,284,571

Utilities - 2.1%
Electric Utilities - 1.9%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	620,781
Exelon Generation Co. LLC, 6.20%, 10/1/2017	A3	350,000	394,654
Exelon Generation Co. LLC, 4.00%, 10/1/2020	A3	865,000	859,961
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	855,000	1,026,218

			2,901,614

6

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities - 0.2%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa2		$335,000	$365,264

Total Utilities				3,266,878

Total Non-Convertible Corporate Bonds
(Identified Cost $115,629,869)				121,448,690

TOTAL CORPORATE BONDS
(Identified Cost $117,598,304)				123,317,353

PREFERRED STOCKS - 2.0%

Financials - 2.0%
Commercial Banks - 0.9%
PNC Financial Services Group, Inc., Series K6 , 8.25%	Baa3		290,000	292,492
Wells Fargo & Co., Series K6 , 7.98%	Baa3		1,000,000	1,030,000

				1,322,492

Diversified Financial Services - 0.6%
JPMorgan Chase & Co., Series 1[6] , 7.90%	Baa1		965,000	993,960

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1		29,910	771,977

TOTAL PREFERRED STOCKS
(Identified Cost $3,057,161)				3,088,429

ASSET-BACKED SECURITIES - 0.9%
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa		$8,583	8,657
FDIC Trust, Series 2011-R1, Class A3 , 2.672%, 7/25/2026	WR	[7]	262,625	269,305
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B4 , 1.979%, 4/15/2013	Aaa		37,804	38,007
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A3 , 3.72%, 3/15/2023	Aaa		100,000	100,800
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.29%, 3/25/2016	Aaa		370,000	400,636
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3] , 3.74%, 2/25/2017	Aaa		595,000	614,042

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,371,418)				1,431,447

7

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%

American Tower Trust, Series 2007-1A, Class AFX[3] , 5.42%, 4/15/2037	Aaa		$400,000	$427,194
Americold LLC Trust, Series 2010-ARTA, Class A1[3] , 3.847%, 1/14/2029	AAA	[2]	94,761	98,780
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[4] , 5.921%, 5/10/2045	AAA	[2]	200,000	219,177
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		100,000	108,202
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		160,000	172,007
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[4] , 5.903%, 9/11/2038	Aaa		200,000	219,579
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[2]	300,000	329,236
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3] , 3.759%, 4/15/2044	Aaa		60,000	60,881
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4] , 5.922%, 3/15/2049	Aaa		110,000	119,707
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4] , 5.943%, 6/10/2046	AAA	[2]	155,000	169,063
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3] , 3.156%, 7/10/2046	Aaa		260,336	262,600
FREMF Mortgage Trust, Series 2011-K701, Class B3,4 , 4.437%, 7/25/2048	A	[2]	160,000	148,943
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[4] , 5.877%, 7/10/2038	Aaa		415,000	446,840
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[4] , 5.278%, 1/12/2043	Aaa		650,000	691,203
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4] , 5.210%, 12/15/2044	Aaa		325,000	356,111
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4] , 5.878%, 4/15/2045	Aaa		435,000	478,145
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[3] , 4.07%, 11/15/2043	Aaa		200,000	195,815
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4] , 5.870%, 6/15/2038	Aaa		275,000	301,750
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A3 , 3.913%, 6/25/2043	Aaa		93,366	94,110
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[4] , 5.414%, 7/12/2046	Aaa		125,000	134,151
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[4] , 5.202%, 11/14/2042	Aaa		100,000	108,858
OBP Depositor LLC Trust, Series 2010-OBP, Class A3 , 4.646%, 7/15/2045	AAA	[2]	100,000	106,188

8

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount/ Shares	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC, Series 2010-VNO, Class A2FX3 , 4.004%, 9/13/2028	AAA	[2]	$245,000	$245,688
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4] , 5.210%, 10/15/2044	Aaa		150,000	163,100
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4] , 5.737%, 5/15/2043	Aaa		115,000	126,162
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4] , 6.011%, 6/15/2045	Aaa		280,000	303,890
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3] , 4.393%, 11/15/2043	Aaa		275,000	281,626

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $6,306,377)				6,369,006

MUNICIPAL BONDS - 0.8%
Monroe County Water Authority, Water Utility Impt., Revenue Bond, 6.339%, 8/1/2035	Aa2		500,000	654,635
New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031	Aa2		500,000	588,075

TOTAL MUNICIPAL BONDS
(Identified Cost $1,000,000)				1,242,710

MUTUAL FUNDS - 3.7%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $5,173,851)			52,150	5,858,531

U.S. GOVERNMENT AGENCIES - 8.2%

Mortgage-Backed Securities - 8.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			$1,542,411	1,676,557
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			107,733	117,204
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			125,002	136,084
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			940,266	1,022,042
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			163,221	177,692
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			1,668,052	1,813,126
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			98,496	106,826
Fannie Mae, Pool #995876, 6.00%, 11/1/2038			2,306,296	2,534,908
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040			1,768,310	1,943,123
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020			525,793	570,955
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022			163,174	177,692
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022			111,803	121,750
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023			92,350	100,394
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023			161,993	176,405
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037			293,959	322,868
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038			86,090	93,440

9

Investment Portfolio - September 30, 2011 (unaudited)

Core Bond Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	$162,025	$176,212
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	957,255	1,051,395
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	630,097	692,064

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $12,865,024)		13,010,737

SHORT-TERM INVESTMENTS - 1.7%
Dreyfus Cash Management, Inc. - Institutional Shares[8] , 0.05%,
(Identified Cost $2,655,060)	2,655,060	2,655,060

TOTAL INVESTMENTS - 99.1%
(Identified Cost $150,027,195)		156,973,273
OTHER ASSETS, LESS LIABILITIES - 0.9%		1,483,677

NET ASSETS - 100%		$158,456,950

G.O.	Bond - General Obligation Bond
Impt.	- Improvement
[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $16,945,639, or 10.7%, of the Series’ net assets as of September 30, 2011.

[4]	The coupon rate is floating and is the stated rate as of September 30, 2011.
[5]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2011.
[6]	The rate shown is a fixed rate as of September 30, 2011; the rate becomes floating in 2049.
[7]	Credit rating has been withdrawn. As of September 30, 2011, there is no rating available.
[8]	Rate shown is the current yield as of September 30, 2011.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$150,027,195
Unrealized appreciation	$8,988,151
Unrealized depreciation	(2,042,073)

Net unrealized appreciation	$6,946,078

10

Investment Portfolio - September 30, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:

Equity securities*:	$—	$—	$—	$—
Preferred securities:
Financials	3,088,429	771,977	2,316,452	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	13,010,737	—	13,010,737	—
States and political subdivisions (municipals)	1,242,710	—	1,242,710	—
Corporate debt:				—
Consumer Discretionary	19,644,892	—	19,644,892	—
Consumer Staples	3,872,317	—	3,872,317	—
Energy	7,273,381	—	7,273,381	—
Financials	43,709,062	—	43,709,062	—
Health Care	5,713,691	—	5,713,691	—
Industrials	17,792,930	—	17,792,930	—
Information Technology	5,857,609	—	5,857,609	—
Materials	12,033,359	—	12,033,359	—
Telecommunication Services	2,284,571	—	2,284,571	—
Utilities	3,266,878	—	3,266,878	—
Convertible corporate debt:				—
Health Care	640,875	—	640,875	—
Information Technology	1,227,788	—	1,227,788	—
Asset-backed securities	1,431,447	—	1,431,447	—
Commercial mortgage-backed securities	6,369,006	—	6,369,006
Mutual funds	8,513,591	8,513,591	—	—
Other financial instruments**	—	—	—	—

Total assets:	156,973,273	9,285,568	147,687,705	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$156,973,273	$9,285,568	$147,687,705	$—

*Includes common stock, warrants and rights.

11

Investment Portfolio - September 30, 2011 (unaudited)

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS - 78.9%

Convertible Corporate Bonds - 1.5%
Financials - 0.5%
Real Estate Investment Trusts (REITS) - 0.5%
BioMed Realty LP2 , 3.75%, 1/15/2030	Baa3		$2,375,000	$2,612,500

Health Care - 0.6%
Biotechnology - 0.6%
Amgen, Inc., 0.375%, 2/1/2013	A3		3,270,000	3,212,775

Information Technology - 0.4%
Computers & Peripherals - 0.4%
EMC Corp., 1.75%, 12/1/2013	A	[3]	1,685,000	2,377,956

Total Convertible Corporate Bonds
(Identified Cost $8,052,514)				8,203,231

Non-Convertible Corporate Bonds - 77.4%
Consumer Discretionary - 11.9%
Auto Components - 0.2%
UCI International, Inc., 8.625%, 2/15/2019	B3		1,000,000	926,250

Hotels, Restaurants & Leisure - 1.5%
International Game Technology, 7.50%, 6/15/2019	Baa2		5,505,000	6,569,342
The Wendy’s Co., 10.00%, 7/15/2016	B3		610,000	642,025
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Baa3		405,000	457,631
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Baa3		800,000	836,714

				8,505,712

Household Durables - 0.9%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa3		813,000	896,841
Tupperware Brands Corp.[2] , 4.75%, 6/1/2021	Baa3		4,000,000	4,006,524

				4,903,365

Media - 4.6%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1		835,000	869,444
Columbus International, Inc. (Barbados)[2] , 11.50%, 11/20/2014	B2		900,000	882,000
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		4,710,000	5,073,758
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		4,875,000	5,328,945
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B2		620,000	669,600
NBC Universal Media LLC, 5.15%, 4/30/2020	Baa2		5,510,000	6,042,161
Sirius XM Radio, Inc.[2] , 9.75%, 9/1/2015	Ba2		1,405,000	1,520,913
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		4,110,000	4,315,492
UPCB Finance III Ltd. (Cayman Islands)[2] , 6.625%, 7/1/2020	Ba3		1,435,000	1,348,900

				26,051,213

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2		3,225,000	3,906,513

1

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 3.4%
AutoZone, Inc., 4.00%, 11/15/2020	Baa2	$1,650,000	$1,652,696
Best Buy Co., Inc., 5.50%, 3/15/2021	Baa2	4,000,000	3,634,492
DirectBuy Holdings, Inc.[2] , 12.00%, 2/1/2017	B2	1,000,000	315,000
The Home Depot, Inc., 5.40%, 3/1/2016	A3	4,325,000	4,893,664
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	3,175,000	3,822,525
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	2,500,000	2,591,765
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	1,000,000	960,000
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	Ba1	1,655,000	1,613,625

			19,483,767

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,350,548

Total Consumer Discretionary			67,127,368

Consumer Staples - 1.8%
Beverages - 0.8%
CEDC Finance Corp. International, Inc.[2] , 9.125%, 12/1/2016	B1	1,215,000	874,800
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba2	1,205,000	1,322,488
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba2	1,400,000	1,470,000
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	713,000	948,705

			4,615,993

Food Products - 0.8%
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	3,610,000	4,237,386

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	28,474

Personal Products - 0.2%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2	990,000	1,037,025

Total Consumer Staples			9,918,878

Energy - 5.6%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	4,145,957
Calfrac Holdings LP2 , 7.50%, 12/1/2020	B2	1,000,000	945,000
Schlumberger Oilfield plc (United Kingdom)[2] , 4.20%, 1/15/2021	A1	2,630,000	2,822,524
SESI LLC[2] , 6.375%, 5/1/2019	Ba3	710,000	685,150
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	1,133,000	1,178,320
Trinidad Drilling Ltd. (Canada)[2] , 7.875%, 1/15/2019	B2	1,000,000	995,000
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	6,175,000	7,978,186

			18,750,137

Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Ba1	5,825,000	6,371,379

2

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Arch Western Finance LLC, 6.75%, 7/1/2013	B1		$694,000	$692,265
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 9.00%, 4/1/2015	Ba3		373,000	391,650
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 10.875%, 4/1/2017	B3		395,000	440,425
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B2		885,000	907,125
Linn Energy LLC - Linn Energy Finance Corp., 7.75%, 2/1/2021	B2		840,000	840,000
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	B	[3]	840,000	831,600
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B1		750,000	780,000
Tesoro Corp., 9.75%, 6/1/2019	Ba1		615,000	664,200
Whiting Petroleum Corp., 7.00%, 2/1/2014	Ba3		1,000,000	1,065,000

				12,983,644

Total Energy				31,733,781

Financials - 29.9%
Capital Markets - 6.6%
Credit Suisse AG (Switzerland)[2] , 2.60%, 5/27/2016	Aaa		4,295,000	4,421,831
GFI Group, Inc.[2] , 8.375%, 7/19/2018	Ba2		705,000	655,650
Goldman Sachs Capital II4 , 5.793%, 6/1/2043	Baa2		4,205,000	2,607,100
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1		3,385,000	3,507,794
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1		4,510,000	4,478,768
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2		4,110,000	4,571,064
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	Baa1		4,300,000	4,339,474
Morgan Stanley, 5.55%, 4/27/2017	A2		3,544,000	3,413,046
Morgan Stanley, 5.50%, 1/26/2020	A2		4,485,000	4,116,894
Morgan Stanley, 5.75%, 1/25/2021	A2		5,400,000	4,968,362

				37,079,983

Commercial Banks - 9.0%
Bank of Nova Scotia (Canada)[2] , 1.65%, 10/29/2015	Aaa		3,000,000	3,022,359
Intesa Sanpaolo S.p.A. (Italy)[2] , 6.50%, 2/24/2021	Aa3		5,545,000	4,926,178
KeyBank National Association, 5.45%, 3/3/2016	Baa1		4,640,000	4,987,582
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3		5,665,000	6,584,684
National City Corp., 6.875%, 5/15/2019	Baa1		1,920,000	2,205,942
PNC Bank National Association, 5.25%, 1/15/2017	A3		5,640,000	6,137,651
Royal Bank of Canada (Canada)[2] , 3.125%, 4/14/2015	Aaa		3,000,000	3,182,889
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa1		750,000	722,539

3

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Santander Issuances S.A. Unipersonal (Spain)[2] , 5.911%, 6/20/2016	Aa3	$5,300,000	$5,061,399
Societe Generale S.A. (France)[2] , 5.75%, 4/20/2016	A1	5,515,000	4,816,647
The Toronto-Dominion Bank (Canada)[2] , 2.20%, 7/29/2015	Aaa	3,000,000	3,093,429
The Toronto-Dominion Bank (Canada)[2] , 1.625%, 9/14/2016	Aaa	1,400,000	1,395,170
Wachovia Corp., 5.25%, 8/1/2014	A3	4,500,000	4,721,018

			50,857,487

Consumer Finance - 2.2%
American Express Co., 8.125%, 5/20/2019	A3	3,935,000	4,966,411
American Express Co.[4] , 6.80%, 9/1/2066	Baa2	3,445,000	3,337,344
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	2,170,000	2,137,450
Discover Financial Services, 10.25%, 7/15/2019	Ba1	1,370,000	1,658,238

			12,099,443

Diversified Financial Services - 3.8%
Bank of America Corp., 5.75%, 8/15/2016	Baa2	3,715,000	3,438,433
Bank of America Corp., 5.65%, 5/1/2018	Baa1	2,675,000	2,540,001
Bank of America Corp., 7.625%, 6/1/2019	Baa1	3,315,000	3,482,132
Bank of America Corp.[5] , 5.13%, 2/24/2026	Baa1	2,720,000	2,292,351
Citigroup, Inc., 8.50%, 5/22/2019	A3	4,110,000	4,964,140
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	4,300,000	4,864,715

			21,581,772

Insurance - 1.4%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	1,840,000	1,835,566
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,035,000	5,304,367
Hartford Financial Services Group, Inc.[4] , 8.125%, 6/15/2038	Ba1	580,000	545,200

			7,685,133

Real Estate Investment Trusts (REITS) - 6.9%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	2,750,000	2,695,333
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	4,889,634
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,402,050
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,052,081
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,137,594
DuPont Fabros Technology LP, 8.50%, 12/15/2017	Ba1	1,160,000	1,200,600
HCP, Inc., 6.70%, 1/30/2018	Baa2	4,500,000	4,862,201
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	4,390,000	4,717,551
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	2,665,000	3,159,571
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	2,365,000	2,640,395

4

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 10.35%, 4/1/2019	A3		$3,670,000	$4,909,032

				38,666,042

Total Financials				167,969,860

Health Care - 3.7%
Biotechnology - 0.9%
Amgen, Inc., 3.45%, 10/1/2020	A3		5,000,000	5,153,015

Health Care Equipment & Supplies - 0.8%
Alere, Inc., 7.875%, 2/1/2016	B2		515,000	486,675
Alere, Inc., 9.00%, 5/15/2016	B3		1,300,000	1,241,500
CR Bard, Inc., 4.40%, 1/15/2021	A3		800,000	891,595
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2		720,000	741,600
Fresenius US Finance II, Inc.[2] , 9.00%, 7/15/2015	Ba1		1,320,000	1,458,600

				4,819,970

Health Care Providers & Services - 1.5%
BioScrip, Inc., 10.25%, 10/1/2015	Caa1		1,110,000	1,110,000
HCA, Inc., 6.50%, 2/15/2020	Ba3		1,155,000	1,129,013
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[3]	1,715,000	1,684,988
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3		4,000,000	4,414,452

				8,338,453

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3		2,400,000	2,666,453

Total Health Care				20,977,891

Industrials - 11.0%
Aerospace & Defense - 0.9%
The Boeing Co., 6.00%, 3/15/2019	A2		3,465,000	4,208,482
Ducommun, Inc.[2] , 9.75%, 7/15/2018	B3		720,000	718,200

				4,926,682

Air Freight & Logistics - 0.3%
Aguila 3 S.A. (Luxembourg)[2] , 7.875%, 1/31/2018	B2		1,110,000	1,010,100
FedEx Corp., 8.00%, 1/15/2019	Baa2		435,000	567,663

				1,577,763

Airlines - 1.3%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2		324,985	331,484
Continental Airlines, Inc.[2] , 6.75%, 9/15/2015	Ba2		1,000,000	960,000
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1		1,134,511	1,143,019

5

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B2 , 6.375%, 1/2/2016	Ba3	$630,000	$567,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	365,000	333,975
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	3,925,000	4,208,432

			7,543,910

Building Products - 0.4%
Building Materials Corp. of America[2] , 6.875%, 8/15/2018	Ba3	1,130,000	1,096,100
Owens Corning, 9.00%, 6/15/2019	Ba1	840,000	991,775

			2,087,875

Commercial Services & Supplies - 1.2%
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba3	900,000	938,250
Garda World Security Corp. (Canada)[2] , 9.75%, 3/15/2017	B2	800,000	816,000
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	3,930,000	4,925,465

			6,679,715

Industrial Conglomerates - 3.5%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	3,545,000	3,416,494
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	2,150,000	2,350,356
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	3,105,000	3,386,729
General Electric Co., 5.25%, 12/6/2017	Aa2	2,100,000	2,333,234
Textron, Inc., 4.625%, 9/21/2016	Baa3	3,100,000	3,137,898
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,245,831
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	800,000	846,893

			19,717,435

Machinery - 1.7%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,325,045
Dynacast International LLC - Dynacast Finance, Inc.[2] , 9.25%, 7/15/2019	B2	1,000,000	905,000
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,608,143

			9,838,188

Marine - 0.3%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	1,530,000	1,491,750

Road & Rail - 1.4%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	3,932,000	3,964,816

6

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	$3,675,000	$4,240,921

			8,205,737

Total Industrials			62,069,055

Information Technology - 2.1%
Communications Equipment - 0.3%
Alcatel-Lucent USA, Inc., 6.50%, 1/15/2028	B1	1,000,000	830,000
EH Holding Corp.[2] , 6.50%, 6/15/2019	Ba3	705,000	678,563

			1,508,563

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc., 4.25%, 8/15/2020	A3	2,500,000	2,646,005
CPI International, Inc., 8.00%, 2/15/2018	B3	730,000	657,000

			3,303,005

IT Services - 1.0%
The Western Union Co., 5.253%, 4/1/2020	A3	4,810,000	5,358,075

Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	Ba3	475,000	475,000
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	830,000	875,650

			1,350,650

Total Information Technology			11,520,293

Materials - 6.3%
Chemicals - 0.5%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	1,635,000	1,992,177
Ferro Corp., 7.875%, 8/15/2018	B1	1,030,000	1,030,000

			3,022,177

Containers & Packaging - 0.5%
Longview Fibre Paper & Packaging, Inc.[2] , 8.00%, 6/1/2016	B2	705,000	683,850
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2] , 7.125%, 4/15/2019	Ba3	2,360,000	2,194,800

			2,878,650

Metals & Mining - 3.9%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	2,158,470
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,450,000	1,526,054
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	5,460,000	4,892,433
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,969,098
Calcipar S.A. (Luxembourg)[2] , 6.875%, 5/1/2018	B1	1,075,000	929,875
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	1,000,000	1,060,779

7

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	$2,000,000	$1,946,198
FMG Resources August 2006 Pty. Ltd. (Australia)[2] , 6.875%, 2/1/2018	B1	720,000	633,600
Mirabela Nickel Ltd. (Australia)[2] , 8.75%, 4/15/2018	B2	710,000	575,100
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	4,000,000	3,984,144

			21,675,751

Paper & Forest Products - 1.4%
Georgia-Pacific LLC[2] , 8.25%, 5/1/2016	Baa3	1,490,000	1,646,957
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,164,241

			7,811,198

Total Materials			35,387,776

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 1.4%
Inmarsat Finance plc (United Kingdom)[2] , 7.375%, 12/1/2017	Ba2	1,840,000	1,844,600
Intelsat Jackson Holdings S.A. (Luxembourg)[2] , 7.25%, 4/1/2019	B3	1,095,000	1,015,613
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	2,765,000	2,891,869
Wind Acquisition Finance S.A. (Luxembourg)[2] , 11.75%, 7/15/2017	B2	905,000	769,250
Wind Acquisition Finance S.A. (Luxembourg)[2] , 7.25%, 2/15/2018	Ba2	1,525,000	1,301,969

			7,823,301

Wireless Telecommunication Services - 1.6%
CC Holdings GS V LLC - Crown Castle GS III Corp.[2] , 7.75%, 5/1/2017	Baa3	1,465,000	1,560,225
Crown Castle Towers LLC[2] , 6.113%, 1/15/2020	A2	4,070,000	4,574,676
Crown Castle Towers LLC[2] , 4.883%, 8/15/2020	A2	610,000	634,879
SBA Tower Trust[2] , 5.101%, 4/15/2017	A2	2,095,000	2,278,313

			9,048,093

Total Telecommunication Services			16,871,394

Utilities - 2.1%
Electric Utilities - 1.8%
Allegheny Energy Supply Co. LLC[2] , 5.75%, 10/15/2019	Baa3	2,385,000	2,546,221
Exelon Generation Co. LLC, 4.00%, 10/1/2020	A3	4,000,000	3,976,700
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,888,826

			10,411,747

Gas Utilities - 0.2%
Ferrellgas LP - Ferrellgas Finance Corp., 6.50%, 5/1/2021	Ba3	1,000,000	850,000

8

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount/ Shares	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders - 0.1%
The AES Corp., 8.00%, 10/15/2017	B1		$745,000	$748,725

Total Utilities				12,010,472

Total Non-Convertible Corporate Bonds
(Identified Cost $415,140,867)				435,586,768

TOTAL CORPORATE BONDS
(Identified Cost $423,193,381)				443,789,999

PREFERRED STOCKS - 2.9%

Financials - 2.9%
Commercial Banks - 0.9%
PNC Financial Services Group, Inc., Series K6 , 8.25%	Baa3		1,850,000	1,865,899
Wells Fargo & Co., Series K6 , 7.98%	Baa3		3,145,000	3,239,350

				5,105,249

Diversified Financial Services - 1.5%
Bank of America Corp., Series K6 , 8.00%	Ba3		3,350,000	2,848,002
Bank of America Corp., Series M6 , 8.125%	Ba3		3,000,000	2,550,450
JPMorgan Chase & Co., Series 1[6] , 7.90%	Baa1		2,985,000	3,074,580

				8,473,032

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1		109,100	2,815,871

TOTAL PREFERRED STOCKS
(Identified Cost $16,265,142)				16,394,152

ASSET-BACKED SECURITIES - 1.3%
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa		$42,916	43,285
FDIC Trust, Series 2011-R1, Class A7 , 2.672%, 7/25/2026	WR	[3]	1,317,951	1,351,476
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B4 , 1.979%, 4/15/2013	Aaa		226,826	228,042
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A2 , 3.72%, 3/15/2023	Aaa		260,000	262,080
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2] , 5.29%, 3/25/2016	Aaa		2,585,000	2,799,034
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2] , 3.74%, 2/25/2017	Aaa		2,360,000	2,435,530

9

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2002-4, Class A4[4] , 0.487%, 3/15/2017	Aaa		$273,223	$272,911

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $7,046,730)				7,392,358

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
Americold LLC Trust, Series 2010-ARTA, Class A1[2] , 3.847%, 1/14/2029	AAA	[3]	412,212	429,692
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[4] , 5.921%, 5/10/2045	AAA	[3]	700,000	767,120
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		335,000	362,476
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		715,000	768,655
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[4] , 5.903%, 9/11/2038	Aaa		1,010,000	1,108,876
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[3]	650,000	713,346
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2] , 3.759%, 4/15/2044	Aaa		240,000	243,523
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4] , 5.922%, 3/15/2049	Aaa		575,000	625,739
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4] , 5.943%, 6/10/2046	AAA	[3]	900,000	981,658
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2] , 3.156%, 7/10/2046	Aaa		1,282,030	1,293,181
FREMF Mortgage Trust, Series 2011-K701, Class B2,4 , 4.437%, 7/25/2048	A	[3]	950,000	884,348
FREMF Mortgage Trust, Series 2011-K702, Class B2,4 , 4.936%, 4/25/2044	A3		230,000	229,921
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[4] , 5.877%, 7/10/2038	Aaa		1,695,000	1,825,045
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[4] , 5.278%, 1/12/2043	Aaa		850,000	903,881
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4] , 5.210%, 12/15/2044	Aaa		1,670,000	1,829,864
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4] , 5.878%, 4/15/2045	Aaa		1,075,000	1,181,624
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2] , 4.07%, 11/15/2043	Aaa		750,000	734,305
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4] , 5.870%, 6/15/2038	Aaa		970,000	1,064,356

10

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount/ Shares	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[4] , 5.414%, 7/12/2046	Aaa		$605,000	$649,290
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[4] , 5.202%, 11/14/2042	Aaa		385,000	419,102
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A4 , 5.23%, 9/15/2042	Aaa		210,000	228,659
Morgan Stanley Capital I, Series 2011-C1, Class A2[2] , 3.884%, 9/15/2047	AAA	[3]	200,000	206,425
OBP Depositor LLC Trust, Series 2010-OBP, Class A2 , 4.646%, 7/15/2045	AAA	[3]	420,000	445,988
Vornado DP LLC, Series 2010-VNO, Class A2FX2 , 4.004%, 9/13/2028	AAA	[3]	1,195,000	1,198,356
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4] , 5.210%, 10/15/2044	Aaa		1,220,000	1,326,550
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4] , 5.737%, 5/15/2043	Aaa		770,000	844,735
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4] , 6.011%, 6/15/2045	Aaa		1,220,000	1,324,093
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2] , 4.393%, 11/15/2043	Aaa		1,350,000	1,382,526

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,656,427)				23,973,334

FOREIGN GOVERNMENT BONDS - 0.4%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $5,195,818)	Ca		EUR 4,000,000	2,119,854

MUNICIPAL BONDS - 0.5%
New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031 (Identified Cost $2,500,000)	Aa2		$2,500,000	2,940,375

MUTUAL FUNDS - 1.7%
iShares iBoxx High Yield Corporate Bond Fund			64,100	5,302,993
iShares iBoxx Investment Grade Corporate Bond Fund			37,640	4,228,478
John Hancock Preferred Income Fund			10,500	221,655

TOTAL MUTUAL FUNDS
(Identified Cost $9,241,967)				9,753,126

U.S. GOVERNMENT AGENCIES - 8.1%

Mortgage-Backed Securities - 8.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			$3,741,023	4,066,387

11

Investment Portfolio - September 30, 2011 (unaudited)

Core Plus Bond Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	$281,940	$306,725
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	303,808	330,744
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	2,286,024	2,484,845
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	395,301	430,348
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	4,046,867	4,398,830
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	239,232	259,465
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	2,036,081	2,215,320
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	11,260,151	12,376,313
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	4,888,574	5,371,851
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,278,178	1,387,966
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	395,975	431,205
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	271,571	295,732
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	224,517	244,071
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	392,663	427,598
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	198,846	215,118
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	572,614	628,927
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	143,607	155,868
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	2,983,370	3,232,948
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	2,359,792	2,557,203
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	270,372	294,047
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	332,021	360,367
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,840,629	2,021,644
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,197,185	1,314,921

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $45,279,740)		45,808,443

SHORT-TERM INVESTMENTS - 0.9%
Dreyfus Cash Management, Inc. - Institutional Shares[8] , 0.05%,
(Identified Cost $4,831,338)	4,831,338	4,831,338

TOTAL INVESTMENTS - 99.0%
(Identified Cost $537,210,543)		557,002,979
OTHER ASSETS, LESS LIABILITIES - 1.0%		5,897,253

NET ASSETS - 100%		$562,900,232

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT SEPTEMBER 30, 2011[9] :
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
10/26/2011	EUR 2,060,000	$2,765,962	$2,759,332	$6,630

*	Less than 0.1%

EUR - Euro currency

G.O. Bond - General Obligation Bond

12

Investment Portfolio - September 30, 2011 (unaudited)

Impt. - Improvement

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $93,711,814, or 16.6%, of the Series’ net assets as of September 30, 2011.

3Credit ratings from S&P (unaudited).

4The coupon rate is floating and is the stated rate as of September 30, 2011.

5Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2011.

6The rate shown is a fixed rate as of September 30, 2011; the rate becomes floating in 2049.

7Credit rating has been withdrawn. As of September 30, 2011, there is no rating available.

8Rate shown is the current yield as of September 30, 2011.

9The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$537,219,100
Unrealized appreciation	$33,060,734
Unrealized depreciation	(13,276,855)

Net unrealized appreciation	$19,783,879

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities:
Financials	16,394,152	2,815,871	13,578,281	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	45,808,443	—	45,808,443	—
States and political subdivisions (municipals)	2,940,375	—	2,940,375	—
Corporate debt:				—
Consumer Discretionary	67,127,368	—	67,127,368	—
Consumer Staples	9,918,878	—	9,918,878	—
Energy	31,733,781	—	31,733,781	—

13

Investment Portfolio - September 30, 2011 (unaudited)

	$ 539,609,274	$ 539,609,274	$ 539,609,274	$ 539,609,274
Description	Total	Level 1	Level 2	Level 3
Financials	167,969,860	—	167,969,860	—
Health Care	20,977,891	—	20,977,891	—
Industrials	62,069,055	—	62,069,055	—
Information Technology	11,520,293	—	11,520,293	—
Materials	35,387,776	—	35,387,776	—
Telecommunication Services	16,871,394	—	16,871,394	—
Utilities	12,010,472	—	12,010,472	—
Convertible corporate debt:				—
Financials	2,612,500	—	2,612,500	—
Health Care	3,212,775	—	3,212,775	—
Information Technology	2,377,956	—	2,377,956	—
Asset-backed securities	7,392,358	—	7,392,358	—
Commercial mortgage-backed securities	23,973,334	—	23,973,334	—
Foreign Government bonds	2,119,854	—	2,119,854	—
Mutual funds	14,584,464	14,584,464	—	—
Other financial instruments**:
Forward foreign currency exchange contracts	6,630	—	6,630	—

Total assets:	557,009,609	17,400,335	539,609,274	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$557,009,609	$17,400,335	$539,609,274	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

14

Investment Portfolio - September 30, 2011 (unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - September 30, 2011 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS - 96.4%

Consumer Discretionary - 10.6%
Hotels, Restaurants & Leisure - 5.4%
Accor S.A. (France)[1]	108,210	$2,881,420
Hyatt Hotels Corp. - Class A*	62,840	1,971,291
Intercontinental Hotels Group plc (United Kingdom)[1]	128,850	2,089,397

		6,942,108

Household Durables - 5.2%
DR Horton, Inc.	181,580	1,641,483
Lennar Corp. - Class A	127,910	1,731,901
NVR, Inc.*	2,771	1,673,629
Toll Brothers, Inc.*	108,630	1,567,531

		6,614,544

Total Consumer Discretionary		13,556,652

Financials - 84.4%
Real Estate Management & Development - 1.4%
Forest City Enterprises, Inc. - Class A*	115,000	1,225,900
Thomas Properties Group, Inc.*	252,640	576,019

		1,801,919

REITS - Apartments - 18.2%
American Campus Communities, Inc.	73,210	2,724,144
Apartment Investment & Management Co. - Class A	98,000	2,167,760
Associated Estates Realty Corp.	57,000	881,220
AvalonBay Communities, Inc.	19,100	2,178,355
Camden Property Trust	52,570	2,905,018
Education Realty Trust, Inc.	81,020	695,962
Equity Residential	41,000	2,126,670
Home Properties, Inc.	41,440	2,352,134
Mid-America Apartment Communities, Inc.	20,430	1,230,295
UDR, Inc.	271,520	6,011,453

		23,273,011

REITS - Diversified - 8.7%
American Assets Trust, Inc.	106,500	1,911,675
Coresite Realty Corp.	85,610	1,228,504
Digital Realty Trust, Inc.	79,200	4,368,672
DuPont Fabros Technology, Inc.	185,630	3,655,055

		11,163,906

REITS - Health Care - 9.5%
Cogdell Spencer, Inc.	332,520	1,253,600
HCP, Inc.	117,260	4,111,136
Health Care REIT, Inc.	85,000	3,978,000
Healthcare Realty Trust, Inc.	81,260	1,369,231

1

Investment Portfolio - September 30, 2011 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
REITS - Health Care (continued)
LTC Properties, Inc.	54,900	$1,390,068

		12,102,035

REITS - Hotels - 5.4%
Host Hotels & Resorts, Inc.	301,850	3,302,239
Pebblebrook Hotel Trust	229,240	3,587,606

		6,889,845

REITS - Industrial - 0.9%
ProLogis, Inc.	49,030	1,188,978

REITS - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	39,030	2,447,181

REITS - Office Property - 16.7%
Alexandria Real Estate Equities, Inc.	58,920	3,617,099
BioMed Realty Trust, Inc.	384,260	6,367,188
Boston Properties, Inc.	69,500	6,192,450
Corporate Office Properties Trust	157,220	3,424,252
Mack-Cali Realty Corp.	66,440	1,777,270

		21,378,259

REITS - Regional Malls - 8.9%
General Growth Properties, Inc.	198,200	2,398,220
The Macerich Co.	28,710	1,223,907
Simon Property Group, Inc.	58,940	6,482,221
Taubman Centers, Inc.	24,340	1,224,545

		11,328,893

REITS - Shopping Centers - 3.1%
Cedar Shopping Centers, Inc.	219,000	681,090
Equity One, Inc.	43,000	681,980
Kimco Realty Corp.	80,380	1,208,111
Tanger Factory Outlet Centers	50,540	1,314,545

		3,885,726

REITS - Single Tenant - 3.6%
National Retail Properties, Inc.	86,810	2,332,585
Realty Income Corp.	70,940	2,287,106

		4,619,691

REITS - Storage - 6.1%
CubeSmart	137,280	1,170,998
Public Storage	24,700	2,750,345

2

Investment Portfolio - September 30, 2011 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
REITS - Storage (continued)
Sovran Self Storage, Inc.	105,340	$3,915,488

		7,836,831

Total Financials		107,916,275

Industrials - 1.4%
Transportation Infrastructure - 1.4%
Groupe Eurotunnel S.A. (France)[1]	209,100	1,772,150

Utilities - 0.0%
Electric Utilities - 0.0%
AET&D Holdings No. 1 Ltd. (Australia)[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $121,628,433)		123,245,077

MUTUAL FUNDS - 2.4%

iShares Dow Jones US Real Estate Index Fund (Identified Cost $3,278,444)	61,250	3,097,412

SHORT-TERM INVESTMENTS - 2.2%

Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.05% (Identified Cost $2,837,429)	2,837,429	2,837,429

TOTAL INVESTMENTS - 101.0%
(Identified Cost $127,744,306)		129,179,918
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(1,279,728)

NET ASSETS - 100%		$127,900,190

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security

1 Values were adjusted following the close of local trading using a factor from a third party vendor.

2 Security has been valued at fair value.

3 Rate shown is the current yield as of September 30, 2011.

3

Investment Portfolio - September 30, 2011 (unaudited)

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$127,848,004
Unrealized appreciation	$9,761,128
Unrealized depreciation	(8,429,214)

Net unrealized appreciation	$1,331,914

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$13,556,652	$8,585,835	$4,970,817	$—
Financials	107,916,275	107,916,275	—	—
Industrials	1,772,150	—	1,772,150	—
Utilities	—	—	—	—	***
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	5,934,841	5,934,841	—	—
Other financial instruments**	—	—	—	—

Total assets	129,179,918	122,436,951	6,742,967	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$129,179,918	$122,436,951	$6,742,967	—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

***AET&D Holdings No.1 Ltd. is a Level 3 security as of September 30, 2011. However, there is no cost or market value for this security reported in the Investment Portfolio.

4

Investment Portfolio - September 30, 2011 (unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES - 94.2%

Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA2	$200,000	$202,046
Akron, Various Purposes Impt., Series B, G.O. Bond	5.000%	12/1/2031	AA2	300,000	318,138
Allen East Local School District, Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR3	285,000	319,223
Avon, Public Impt., Series B, G.O. Bond	5.000%	12/1/2027	Aa1	200,000	219,666
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A1	200,000	231,686
Bedford Heights, Series A, G.O. Bond, AMBAC.	5.650%	12/1/2014	Aa3	20,000	21,427
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2029	Aa2	200,000	203,178
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2	100,000	104,172
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa1	100,000	105,206
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3	500,000	508,040
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	A1	355,000	410,579
Cincinnati City School District, Construction & Impt., G.O. Bond, FGRNA	5.250%	12/1/2025	Aa2	600,000	718,866
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	6/1/2016	Aa2	200,000	211,492
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2020	Aa2	315,000	346,028
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2024	Aa2	500,000	549,250
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2031	Aa2	870,000	955,695
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2014	Aaa	200,000	227,232
Cincinnati, Series B, G.O. Bond	1.500%	12/1/2014	Aa1	360,000	368,989
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa1	250,000	260,153
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	4.250%	12/1/2026	Aa1	170,000	180,739
Columbus City School District, Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa2	500,000	515,680
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2	500,000	500,665
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2	250,000	286,627

1

Investment Portfolio - September 30, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)

Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2	$300,000	$341,601
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	280,570
Columbus, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2019	Aaa	895,000	1,004,441
Columbus, Public Impt., Series A, G.O. Bond	4.000%	6/1/2013	Aaa	500,000	530,045
Columbus, Public Impt., Series D, G.O. Bond	5.000%	12/15/2013	Aaa	100,000	110,040
Columbus, Series A, G.O. Bond	5.000%	6/15/2013	Aaa	200,000	215,692
Columbus, Various Purposes Impt., Series B, G.O. Bond	5.000%	9/1/2014	Aaa	400,000	451,392
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	226,024
Dublin City School District, Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aaa	100,000	105,977
Eaton Community City Schools, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2	500,000	506,370
Elyria City School District, G.O. Bond, XLCA	4.750%	12/1/2027	A1	100,000	104,800
Fairfield County, Building Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2018	Aa2	250,000	252,047
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	Aa3	315,000	327,928
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	549,710
Gahanna, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1	100,000	110,709
Green, G.O. Bond	2.000%	12/1/2014	AA2	285,000	295,499
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa2	415,000	426,919
Greene County, Revenue Bond	3.500%	12/1/2026	Aa2	300,000	292,389
Hamilton County, Series A, Revenue Bond, NATL	5.250%	12/1/2012	Aa2	500,000	528,695
Hamilton County, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2	200,000	222,750
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2	100,000	106,144
Hamilton Electric System, Series A, Revenue Bond, AGC	4.125%	10/1/2024	Aa3	300,000	311,184
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3	100,000	103,356
Hamilton, Series A, Revenue Bond, AGC	4.125%	10/15/2023	Aa3	120,000	126,204
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	222,368
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	Aa3	275,000	305,212
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2036	Aa2	450,000	474,971

2

Investment Portfolio - September 30, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)

Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1	$500,000	$485,715
Kettering City School District, G.O. Bond, AGM	4.250%	12/1/2025	Aa2	750,000	769,035
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2	225,000	258,732
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2	705,000	810,694
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR3	500,000	499,385
Licking Heights Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.250%	12/1/2023	Aa2	1,140,000	1,284,472
Lima, Revenue Bond, AGM	3.750%	12/1/2023	Aa3	225,000	234,677
Lima, Revenue Bond, AGM	4.300%	12/1/2029	Aa3	200,000	210,978
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa2	200,000	215,980
Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2	300,000	348,495
Lucas County, G.O. Bond	3.000%	12/1/2012	Aa2	200,000	205,562
Lucas County, Sewer & Water District Impt., G.O. Bond	4.100%	12/1/2027	AA2	100,000	105,420
Mahoning County, Various Purposes Impt., Series B, G.O. Bond, AGC	4.375%	12/1/2035	Aa3	300,000	313,086
Marion, Limited Tax, Various Purposes Impt., Series A, G.O. Bond, AGM	4.300%	12/1/2030	Aa3	100,000	105,357
Marysville, Sewer & Wastewater, Revenue Bond, AGC, XLCA	4.750%	12/1/2046	Aa3	180,000	174,836
Mason, Limited Tax, Various Purposes Impt., G.O. Bond	4.250%	12/1/2027	Aaa	925,000	962,000
Massillon City School District, Various Purposes Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/1/2014	Baa1	100,000	104,288
Maumee City School District, G.O. Bond, AGM	4.600%	12/1/2031	Aa3	260,000	262,647
Mentor City, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1	200,000	207,520
Miami County, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa2	300,000	307,470
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2	250,000	264,637
Middletown, Public Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa2	230,000	265,526
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa2	100,000	116,833
Montgomery County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2012	Aa1	200,000	210,964
Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	Aa3	200,000	211,356
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa2	145,000	153,090

3

Investment Portfolio - September 30, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)

New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1		$45,000	$46,441
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1		85,000	87,722
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa1		95,000	98,042
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2		1,025,000	1,129,622
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond	5.250%	12/1/2017	AAA	[2]	270,000	304,217
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	236,250
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		25,000	28,097
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	AAA	[2]	575,000	667,293
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	12/1/2030	Aa1		180,000	197,730
Ohio State, Conservation Project, Series A, G.O. Bond	5.000%	9/1/2013	Aa1		350,000	380,401
Ohio State, Public Impt., Series A, G.O. Bond	5.000%	2/1/2014	Aa1		250,000	275,055
Ohio State, School Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	6/15/2015	Aa1		300,000	336,546
Ohio State, Series C, G.O. Bond	5.500%	11/1/2012	Aa1		1,000,000	1,055,470
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1		800,000	819,600
Otsego Local School District, Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3		100,000	112,008
Pickerington Local School District, G.O. Bond, NATL	4.250%	12/1/2034	Aa2		230,000	223,056
Portsmouth City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2023	Aa2		440,000	464,534
Princeton City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2030	AA	[2]	200,000	219,700
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A	[2]	225,000	227,891
South-Western City School District, Franklin & Pickway County, G.O. Bond, AGM	4.250%	12/1/2026	Aa2		600,000	615,654
Springboro, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa2		100,000	107,586
Summit County, Various Purposes Impt., Series R, G.O. Bond, FGRNA	5.500%	12/1/2019	Aa1		100,000	123,212
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2		270,000	289,961

4

Investment Portfolio - September 30, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount/ Shares	Value

OHIO MUNICIPAL SECURITIES (continued)

Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA	[2]	$300,000	$311,760
Symmes Township, Limited Tax, Parkland Acquisition & Impt., G.O. Bond	5.250%	12/1/2037	Aa1		100,000	111,790
Talawanda School District, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2021	Aa2		200,000	224,192
Tallmadge City School District, G.O. Bond, AGM	5.000%	12/1/2031	AA	[2]	200,000	207,930
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2		180,000	189,050
Twinsburg City School District, G.O. Bond, FGRNA	5.000%	12/1/2018	Aa2		100,000	110,530
Twinsburg, Series A, G.O. Bond	2.000%	12/1/2012	Aa2		155,000	158,074
Van Buren Local School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2016	Aa3		300,000	302,571
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2		235,000	260,523
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AA	[2]	180,000	189,644
Washington Court House City School District, G.O. Bond, FGRNA	5.000%	12/1/2029	A1		500,000	518,805
West Chester Township, Public Impt., G.O. Bond, NATL	4.000%	12/1/2013	Aaa		100,000	107,587
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2		15,000	15,051

TOTAL MUNICIPAL BONDS (Identified Cost $35,227,830)						36,140,164

SHORT-TERM INVESTMENTS - 4.8%
Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $1,827,434)					1,827,434	1,827,434

TOTAL INVESTMENTS - 99.0%
(Identified Cost $37,055,264)						37,967,598
OTHER ASSETS, LESS LIABILITIES - 1.0%						372,000

NET ASSETS - 100%						$38,339,598

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

5

Investment Portfolio - September 30, 2011 (unaudited)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2011, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: AGM - 26.9%; NATL - 13.4%.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$37,055,264
Unrealized appreciation	$931,671
Unrealized depreciation	(19,337)

Net unrealized appreciation	$912,334

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	36,140,164	—	36,140,164	—
Mutual funds	1,827,434	1,827,434	—	—
Other financial instruments**	—	—	—	—

Total assets	37,967,598	1,827,434	36,140,164	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$37,967,598	$1,827,434	$36,140,164	$—

6

Investment Portfolio - September 30, 2011 (unaudited)

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the nine months ended September 30, 2011.

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2011 (unaudited)

Inflation Focus Equity Series	Shares	Value

COMMON STOCKS - 92.9%
Consumer Discretionary - 0.8%
Diversified Consumer Services - 0.8%
Sotheby’s	17,170	$473,377

Consumer Staples - 5.2%
Food & Staples Retailing - 3.0%
The Fresh Market, Inc.*	12,030	459,065
United Natural Foods, Inc.*	16,060	594,862
Whole Foods Market, Inc.	9,390	613,261

		1,667,188

Food Products - 2.2%
The Hain Celestial Group, Inc.*	19,290	589,309
SunOpta, Inc. (Canada)*	126,620	624,237

		1,213,546

Total Consumer Staples		2,880,734

Energy - 13.9%
Energy Equipment & Services - 6.9%
Baker Hughes, Inc.	31,940	1,474,350
Schlumberger Ltd.	25,500	1,523,115
Tidewater, Inc.	20,170	848,149

		3,845,614

Oil, Gas & Consumable Fuels - 7.0%
Cameco Corp. (Canada)	43,660	799,851
Gevo, Inc.*	70,220	391,125
Hess Corp.	36,550	1,917,413
Paladin Energy Ltd. (Australia)*	174,740	198,436
TransCanada Corp. (Canada)	14,700	596,754

		3,903,579

Total Energy		7,749,193

Financials - 17.2%
Diversified Financial Services - 3.1%
CME Group, Inc.	4,690	1,155,616
JSE Ltd. (South Africa)[1]	68,870	546,927

		1,702,543

Real Estate Investment Trusts (REITS) - 14.1%
Alexandria Real Estate Equities, Inc.	8,980	551,282
American Campus Communities, Inc.	23,640	879,644
BioMed Realty Trust, Inc.	35,230	583,761
Digital Realty Trust, Inc.	21,650	1,194,214
DuPont Fabros Technology, Inc.	84,470	1,663,214
Education Realty Trust, Inc.	99,390	853,760

1

Investment Portfolio - September 30, 2011 (unaudited)

Inflation Focus Equity Series	Shares	Value

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Home Properties, Inc.	28,550	$1,620,498
Mid-America Apartment Communities, Inc.	8,960	539,571

		7,885,944

Total Financials		9,588,487

Industrials - 37.5%
Airlines - 1.5%
Copa Holdings S.A. - Class A (Panama)	13,350	817,955

Commercial Services & Supplies - 4.7%
Edenred (France)[1]	36,990	881,203
Ritchie Bros Auctioneers, Inc. (Canada)	85,180	1,719,784

		2,600,987

Electrical Equipment - 4.1%
Polypore International, Inc.*	29,480	1,666,210
Schneider Electric S.A. (France)[1]	11,680	625,060

		2,291,270

Machinery - 17.9%
AGCO Corp.*	44,520	1,539,056
Deere & Co.	16,020	1,034,411
First Tractor Co. Ltd. - Class H (China)[1]	1,256,000	740,901
Lindsay Corp.	10,290	553,602
Pall Corp.	42,690	1,810,056
Pentair, Inc.	47,100	1,507,671
Trinity Industries, Inc.	47,170	1,009,910
Westport Innovations, Inc. (Canada)*	62,850	1,818,251

		10,013,858

Professional Services - 1.5%
Campbell Brothers Ltd. (Australia)[1]	21,500	856,572

Road & Rail - 4.5%
All America Latina Logistica S.A. (Brazil)	305,370	1,372,358
QR National Ltd. (Australia)[1]	366,220	1,107,432

		2,479,790

Transportation Infrastructure - 3.3%
Groupe Eurotunnel S.A. (France)[1]	219,210	1,857,834

Total Industrials		20,918,266

Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 2.3%
Maxwell Technologies, Inc.*	71,450	1,315,395

2

Investment Portfolio - September 30, 2011 (unaudited)

Inflation Focus Equity Series	Shares	Value

COMMON STOCKS (continued)
Materials - 16.0%
Chemicals - 12.2%
Johnson Matthey plc (United Kingdom)[1]	74,900	$1,837,193
Monsanto Co	45,390	2,725,216
Syngenta AG (Switzerland)[1]	8,590	2,232,266

		6,794,675

Metals & Mining - 3.8%
Antofagasta plc - ADR (United Kingdom)[2]	11,630	332,734
Freeport-McMoRan Copper & Gold, Inc.	11,020	335,559
Lynas Corp. Ltd. (Australia)*[1]	359,760	368,207
Schnitzer Steel Industries, Inc. - Class A	29,940	1,101,792

		2,138,292

Total Materials		8,932,967

TOTAL COMMON STOCKS (Identified Cost $57,489,089)		51,858,419

SHORT-TERM INVESTMENTS - 6.9%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.05%,
(Identified Cost $3,858,357)	3,858,357	3,858,357

TOTAL INVESTMENTS - 99.8% (Identified Cost $61,347,446)		55,716,776
OTHER ASSETS, LESS LIABILITIES - 0.2%		92,523

NET ASSETS - 100%		$55,809,299

ADR - American Depository Receipt

*	Non-income producing security
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	Rate shown is the current yield as of September 30, 2011.

Federal Tax Information:

On September 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$61,347,446
Unrealized appreciation	$665,437
Unrealized depreciation	(6,296,107)

Net unrealized depreciation	$(5,630,670)

3

Investment Portfolio - September 30, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$473,377	$473,377	$—	$—
Consumer Staples	2,880,734	2,880,734	—	—
Energy	7,749,193	7,749,193	—	—
Financials	9,588,487	9,041,560	546,927	—
Industrials	20,918,266	14,849,264	6,069,002	—
Information Technology	1,315,395	1,315,395	—	—
Materials	8,932,967	4,162,567	4,770,400	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	3,858,357	3,858,357	—	—
Other financial instruments**	—	—	—	—

Total assets	55,716,776	44,330,447	11,386,329	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$55,716,776	$44,330,447	$11,386,329	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of September 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the period August 23, 2011 (commencement of operations) through September 30, 2011.

4

Investment Portfolio - September 30, 2011 (unaudited)

Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

5

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 16, 2011

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: November 16, 2011